UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (41.4%)
Agency Adjustable Rate Mortgage (0.1%)
Federal National Mortgage Association,
Conventional Pools:
2.40%, 5/1/35	$62	$65
Agency Bond - Finance (U.S. Government Guaranteed) (0.6%)
US Central Federal Credit Union
1.90%, 10/19/12	250	254
Agency Fixed Rate Mortgages (9.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	90	94
5.00%, 10/1/35	321	345
6.00%, 12/1/37 — 2/1/38	374	412
7.50%, 5/1/35	17	20
8.00%, 8/1/32	17	21
8.50%, 8/1/31	18	22
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 — 12/1/41	400	420
4.50%, 4/1/41 — 10/1/41	893	950
5.00%, 9/1/39	135	147
5.50%, 11/1/35 — 8/1/38	268	293
6.00%, 1/1/38	95	105
6.50%, 2/1/39	140	157
7.50%, 8/1/37	32	38
8.00%, 4/1/33	16	20
8.50%, 10/1/32	16	20
Government National Mortgage Association,
January TBA:
3.50%, 1/25/42 (a)	185	193
4.00%, 1/25/42 (a)	525	563
Various Pools:
4.50%, 4/15/39 — 5/15/40	456	499
		4,319
Asset-Backed Securities (0.9%)
FUEL Trust
4.21%, 4/15/16 (b)	200	202
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	50
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	86	89
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	75	75
		416
Collateralized Mortgage Obligations - Agency Collateral Series (1.5%)
Federal Home Loan Mortgage Corporation,
2.97%, 10/25/21	90	92
IO
0.69%, 1/25/21 (c)	697	29
IO PAC REMIC
6.19%, 6/15/40 (c)	665	117
IO REMIC

	Face Amount (000)	Value (000)
5.00%, 12/15/20 — 12/15/37	$266	$35
5.86%, 7/15/37 (c)	150	23
Federal National Mortgage Association,
IO
6.10%, 9/25/20 (c)	444	128
IO REMIC
5.00%, 8/25/37	97	7
Government National Mortgage Association,
IO PAC REMIC
4.50%, 6/20/39	194	26
IO REMIC
0.84%, 8/20/58 (c)	777	23
5.17%, 6/20/41 (c)	289	41
5.97%, 10/20/37 (c)	225	16
6.30%, 6/20/40 (c)	134	23
6.32%, 4/16/41 (c)	323	60
6.39%, 4/16/41 (c)	266	44
		664
Commercial Mortgage Backed Securities (0.7%)
Citigroup Commercial Mortgage Trust
6.07%, 12/10/49 (c)(d)	50	56
FREMF Mortgage Trust
4.89%, 7/25/44 (b)(c)	70	65
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	70	75
4.39%, 7/15/46 (b)	100	108
		304
Corporate Bonds (12.0%)
Finance (5.8%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	55	55
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	100	94
American International Group, Inc.
6.40%, 12/15/20	50	51
Bank of America Corp.,
5.63%, 7/1/20	15	14
Series L
5.65%, 5/1/18	115	110
BBVA US Senior SAU
3.25%, 5/16/14	100	95
BNP Paribas SA
5.00%, 1/15/21	40	39
Brandywine Operating Partnership LP
4.95%, 4/15/18	50	49
Cigna Corp.
2.75%, 11/15/16	50	50
Citigroup, Inc.,
6.13%, 5/15/18 (d)	100	107
8.50%, 5/22/19 (d)	5	6
CNA Financial Corp.
5.75%, 8/15/21	45	46

	Face Amount (000)	Value (000)
Coventry Health Care, Inc.
5.45%, 6/15/21	$35	$39
Credit Suisse
5.40%, 1/14/20	85	80
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	25	25
Digital Realty Trust LP
5.25%, 3/15/21	50	50
General Electric Capital Corp.,
5.88%, 1/14/38, MTN	100	106
6.00%, 8/7/19	25	29
Genworth Financial, Inc.
7.20%, 2/15/21	30	27
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	119
7.50%, 2/15/19	25	28
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	25
HCP, Inc.
5.63%, 5/1/17	50	53
Health Care REIT, Inc.
6.13%, 4/15/20	25	26
HSBC Holdings PLC
5.10%, 4/5/21	175	186
JPMorgan Chase & Co.,
3.15%, 7/5/16	60	60
4.95%, 3/25/20	25	27
6.30%, 4/23/19	55	62
Lloyds TSB Bank PLC, MTN
5.80%, 1/13/20 (b)	100	95
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	25	23
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	25	24
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	40	40
MetLife, Inc.
7.72%, 2/15/19	20	25
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	20	21
Nationwide Financial Services
5.38%, 3/25/21 (b)	25	25
Pacific LifeCorp
6.00%, 2/10/20 (b)	25	27
Prudential Financial, Inc.
7.38%, 6/15/19	50	59
Regions Financial Corp.
5.75%, 6/15/15	20	19
Reinsurance Group of America, Inc.
6.45%, 11/15/19	50	56
Santander Holdings USA, Inc.
4.63%, 4/19/16	10	10
Simon Property Group LP
4.13%, 12/1/21	50	52

	Face Amount (000)	Value (000)
SLM Corp.,
MTN
6.25%, 1/25/16	$35	$34
Standard Chartered PLC
3.85%, 4/27/15 (b)	100	101
SunTrust Banks, Inc.
3.50%, 1/20/17	35	35
UnitedHealth Group, Inc.
6.63%, 11/15/37	90	116
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	50	48
Wachovia Corp.
5.63%, 10/15/16	25	27
WEA Finance LLC
4.63%, 5/10/21 (b)	50	49
Wells Operating Partnership II LP
5.88%, 4/1/18	50	51
Willis Group Holdings PLC
4.13%, 3/15/16	45	46
		2,641
Industrials (5.2%)
Altria Group, Inc.
4.13%, 9/11/15	40	43
Amgen, Inc.
2.50%, 11/15/16	30	30
ArcelorMittal
9.85%, 6/1/19	25	28
AT&T, Inc.
6.30%, 1/15/38	50	62
Bemis Co., Inc.
4.50%, 10/15/21	70	74
Best Buy Co., Inc.
3.75%, 3/15/16	45	44
Boston Scientific Corp.
6.00%, 1/15/20	30	34
CenturyLink, Inc.
6.45%, 6/15/21	45	45
Comcast Corp.
5.70%, 5/15/18	30	35
CRH America, Inc.
6.00%, 9/30/16	40	43
CVS Caremark Corp.
6.60%, 3/15/19	80	98
Darden Restaurants, Inc.
6.20%, 10/15/17	50	57
Delhaize Group SA
5.70%, 10/1/40	92	95
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
5.88%, 10/1/19	35	39
Ecolab, Inc.,
3.00%, 12/8/16	30	31
4.35%, 12/8/21	10	11
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	80	89
Gilead Sciences, Inc.,

	Face Amount (000)	Value (000)
4.50%, 4/1/21	$30	$32
5.65%, 12/1/41	20	22
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	30	35
Hess Corp.
6.00%, 1/15/40	35	42
Hewlett-Packard Co.
4.65%, 12/9/21	50	53
Home Depot, Inc. (The)
5.88%, 12/16/36	30	38
JC Penney Co., Inc.
5.65%, 6/1/20	10	10
JC Penney Corp., Inc.
6.38%, 10/15/36	28	24
Kohl’s Corp.
6.88%, 12/15/37	30	38
Kraft Foods, Inc.
7.00%, 8/11/37	80	107
Lafarge SA
6.20%, 7/9/15 (b)	80	81
Life Technologies Corp.
6.00%, 3/1/20	40	45
NBC Universal Media LLC
5.15%, 4/30/20	55	61
Omnicom Group, Inc.
4.45%, 8/15/20	25	26
Petrobras International Finance Co.
5.75%, 1/20/20	90	97
Quest Diagnostics, Inc.
6.95%, 7/1/37	10	12
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	15	20
Sonoco Products Co.
5.75%, 11/1/40	40	43
Teck Resources Ltd.
4.75%, 1/15/22	75	81
Telecom Italia Capital SA
7.18%, 6/18/19	30	28
Telstra Corp., Ltd.
4.80%, 10/12/21 (b)	60	64
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	60	61
Time Warner, Inc.,
4.75%, 3/29/21	45	49
7.70%, 5/1/32	40	52
Vale Overseas Ltd.
6.88%, 11/10/39	50	58
Verisk Analytics, Inc.
5.80%, 5/1/21	55	59
Verizon Communications, Inc.
8.95%, 3/1/39	45	72
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	50	50
WPP Finance 2010
4.75%, 11/21/21 (b)	25	25
Wyndham Worldwide Corp.
5.63%, 3/1/21	50	52

	Face Amount (000)		Value (000)
Yum! Brands, Inc.
6.88%, 11/15/37	$40		$51
			2,346
Utilities (1.0%)
EDF SA
4.60%, 1/27/20 (b)	25		26
Energy Transfer Partners LP
9.00%, 4/15/19	25		30
Enterprise Products Operating LLC
5.20%, 9/1/20	50		55
EQT Corp.
4.88%, 11/15/21	25		25
Exelon Generation Co., LLC
6.25%, 10/1/39	75		92
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40		45
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	75		86
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/1/19	30		38
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	40		40
			437
			5,424
Mortgages - Other (1.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	68		42
5.91%, 10/25/36 (c)	125		75
6.00%, 4/25/36	72		70
Chase Mortgage Finance Corp.
6.00%, 11/25/36	74		61
Chaseflex Trust
6.00%, 2/25/37	68		46
Countrywide Home Loan Mortgage Pass-Through Trust
0.59%, 4/25/46 (c)	128		33
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	41		27
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (b)	1		1
GSR Mortgage Loan Trust
5.75%, 1/25/37	75		68
JP Morgan Mortgage Trust
6.00%, 6/25/37	—	@	—	@
Lehman Mortgage Trust,
5.50%, 11/25/35	44		40
6.50%, 9/25/37	89		60
Residential Accredit Loans, Inc.
0.79%, 3/25/35 (c)	56		30
Structured Asset Mortgage Investments, Inc.
0.52%, 8/25/36 (c)	111		24
			577

	Face Amount (000)	Value (000)
Municipal Bonds (0.5%)
Chicago Transit Authority
6.20%, 12/1/40	$20	$23
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	10	12
City of New York, NY,
Series G-1
5.97%, 3/1/36	15	18
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	50	59
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	20	21
6.66%, 4/1/57	30	31
New York City Transitional Finance Authority
5.27%, 5/1/27	15	19
State of California,
General Obligation Bonds
5.95%, 4/1/16	40	45
		228
U.S. Agency Securities (1.6%)
Federal Home Loan Mortgage Corporation,
0.63%, 12/29/14	290	290
0.75%, 11/25/14	250	250
Federal National Mortgage Association
5.38%, 6/12/17	170	206
		746
U.S. Treasury Securities (12.6%)
U.S. Treasury Bonds,
3.50%, 2/15/39	310	349
3.88%, 8/15/40 (e)	320	384
5.25%, 11/15/28	210	290
U.S. Treasury Notes,
0.50%, 10/15/13 — 11/15/13	1,440	1,446
0.63%, 2/28/13	355	357
1.25%, 8/31/15 (e)	890	914
1.75%, 3/31/14	745	769
3.00%, 8/31/16 — 9/30/16	575	634
3.25%, 12/31/16	155	173
3.63%, 8/15/19	330	382
		5,698
Total Fixed Income Securities (Cost $18,163)		18,695

	Shares
Common Stocks (49.8%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc. (e)	648	37
Boeing Co. (The)	801	59

	Shares	Value (000)
Exelis, Inc. (e)	594	$6
General Dynamics Corp.	704	47
Goodrich Corp.	197	25
Honeywell International, Inc.	2,102	114
Huntington Ingalls Industries, Inc. (e)(f)	53	2
L-3 Communications Holdings, Inc. (e)	200	13
Lockheed Martin Corp. (e)	362	29
Northrop Grumman Corp. (e)	322	19
Precision Castparts Corp.	485	80
Raytheon Co. (e)	1,535	74
Rockwell Collins, Inc. (e)	475	26
Textron, Inc. (e)	500	9
United Technologies Corp.	2,179	159
		699
Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc. (e)	300	21
Expeditors International of Washington, Inc. (e)	300	12
FedEx Corp. (e)	500	42
United Parcel Service, Inc., Class B (e)	1,553	114
		189
Airlines (0.0%)
Southwest Airlines Co. (e)	1,300	11

Auto Components (0.2%)
BorgWarner, Inc. (e)(f)	835	53
Johnson Controls, Inc.	1,614	51
		104
Automobiles (0.0%)
Ford Motor Co. (e)(f)	531	6

Beverages (0.9%)
Brown-Forman Corp., Class B (e)	119	9
Coca-Cola Co. (The)	2,926	205
Coca-Cola Enterprises, Inc.	577	15
Constellation Brands, Inc., Class A (f)	500	10
Molson Coors Brewing Co., Class B (e)	500	22
PepsiCo, Inc.	1,985	132
		393
Biotechnology (0.5%)
Amgen, Inc.	1,471	94
Biogen Idec, Inc. (f)	414	45
Celgene Corp. (e)(f)	708	48
Gilead Sciences, Inc. (e)(f)	1,359	56
		243
Building Products (0.1%)
Masco Corp. (e)	1,956	21
Owens Corning (e)(f)	660	19
Universal Forest Products, Inc.	107	3
		43

	Shares	Value (000)
Capital Markets (0.6%)
Ameriprise Financial, Inc. (e)	100	$5
Bank of New York Mellon Corp. (The)	2,614	52
BlackRock, Inc. (e)	31	6
Charles Schwab Corp. (The) (e)	747	8
Franklin Resources, Inc. (e)	124	12
Goldman Sachs Group, Inc. (The)	1,390	126
Invesco Ltd.	500	10
Janus Capital Group, Inc. (e)	200	1
Legg Mason, Inc.	342	8
Northern Trust Corp.	130	5
State Street Corp. (e)	916	37
T. Rowe Price Group, Inc. (e)	165	9
		279
Chemicals (1.0%)
Air Products & Chemicals, Inc.	291	25
CF Industries Holdings, Inc.	412	60
Dow Chemical Co. (The)	1,513	43
Eastman Chemical Co. (e)	200	8
Ecolab, Inc.	326	19
EI du Pont de Nemours & Co.	2,421	111
FMC Corp. (e)	119	10
Georgia Gulf Corp. (f)	186	4
International Flavors & Fragrances, Inc. (e)	119	6
Monsanto Co.	730	51
Mosaic Co. (The)	52	2
PPG Industries, Inc.	311	26
Praxair, Inc.	469	50
Sherwin-Williams Co. (The) (e)	119	11
Sigma-Aldrich Corp.	239	15
		441
Commercial Banks (1.3%)
BB&T Corp. (e)	1,577	40
Comerica, Inc. (e)	400	10
Fifth Third Bancorp (e)	2,011	26
Huntington Bancshares, Inc.	1,600	9
KeyCorp	1,356	10
M&T Bank Corp. (e)	174	13
PNC Financial Services Group, Inc. (e)	1,103	64
Regions Financial Corp.	2,532	11
SunTrust Banks, Inc.	1,208	21
US Bancorp	3,852	104
Wells Fargo & Co.	10,134	279
Zions Bancorporation	400	7
		594
Commercial Services & Supplies (0.2%)
Avery Dennison Corp. (e)	234	7
Cintas Corp.	287	10
Iron Mountain, Inc. (e)	206	6
Pitney Bowes, Inc. (e)	429	8
Republic Services, Inc.	646	18
RR Donnelley & Sons Co. (e)	458	6
Stericycle, Inc. (e)(f)	119	9

	Shares	Value (000)
Waste Management, Inc. (e)	1,309	$43
		107
Communications Equipment (1.1%)
Ciena Corp. (f)	7,434	90
Cisco Systems, Inc.	9,286	168
Juniper Networks, Inc. (e)(f)	1,139	23
Motorola Mobility Holdings, Inc. (f)	410	16
Motorola Solutions, Inc. (e)	468	21
Qualcomm, Inc.	2,939	161
		479
Computers & Peripherals (2.3%)
Apple, Inc. (f)	1,633	661
Dell, Inc. (f)	2,624	39
EMC Corp. (f)	3,971	86
Hewlett-Packard Co.	4,963	128
Lexmark International, Inc., Class A (e)	100	3
NetApp, Inc. (e)(f)	807	29
SanDisk Corp. (f)	2,018	99
		1,045
Construction & Engineering (0.2%)
Foster Wheeler AG (e)(f)	1,881	36
Jacobs Engineering Group, Inc. (e)(f)	300	12
URS Corp. (f)	1,683	59
		107
Construction Materials (0.0%)
Eagle Materials, Inc. (e)	248	6

Consumer Finance (0.3%)
American Express Co. (e)	1,244	58
Capital One Financial Corp. (e)	1,083	46
Discover Financial Services	1,293	31
SLM Corp. (e)	444	6
		141
Containers & Packaging (0.0%)
Ball Corp. (e)	239	8

Distributors (0.0%)
Genuine Parts Co. (e)	200	12

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (e)(f)	358	19
DeVry, Inc. (e)	119	5
H&R Block, Inc. (e)	1,216	20
		44
Diversified Financial Services (1.6%)
Bank of America Corp.	24,146	134
Citigroup, Inc. (d)	6,796	179
CME Group, Inc.	138	34

	Shares	Value (000)
JPMorgan Chase & Co.	10,815	$359
Leucadia National Corp. (e)	123	3
Moody’s Corp. (e)	109	4
NASDAQ OMX Group, Inc. (The) (f)	136	3
NYSE Euronext	331	9
		725
Diversified Telecommunication Services (1.4%)
AT&T, Inc. (e)	9,977	302
CenturyLink, Inc.	2,357	87
Frontier Communications Corp. (e)	2,518	13
Verizon Communications, Inc. (e)	6,099	245
		647
Electric Utilities (0.9%)
American Electric Power Co., Inc.	969	40
Duke Energy Corp. (e)	2,115	47
Edison International (e)	935	39
Exelon Corp. (e)	780	34
FirstEnergy Corp.	495	22
NextEra Energy, Inc.	835	51
Pepco Holdings, Inc. (e)	85	2
PPL Corp.	935	27
Progress Energy, Inc.	505	28
Southern Co. (The) (e)	2,819	130
		420
Electrical Equipment (0.1%)
Emerson Electric Co.	1,112	52

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	385	18
Arrow Electronics, Inc. (e)(f)	1,669	62
Corning, Inc.	3,175	41
Jabil Circuit, Inc. (e)	300	6
Molex, Inc. (e)	164	4
		131
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	839	41
Cameron International Corp. (e)(f)	917	45
Diamond Offshore Drilling, Inc. (e)	239	13
FMC Technologies, Inc. (e)(f)	954	50
Halliburton Co.	2,209	76
National Oilwell Varco, Inc. (e)	1,368	93
Noble Corp. (f)	596	18
Schlumberger Ltd. (e)	4,137	283
		619
Food & Staples Retailing (1.3%)
Costco Wholesale Corp. (e)	795	66
CVS Caremark Corp.	2,273	93
Kroger Co. (The) (e)	1,072	26
Safeway, Inc. (e)	2,995	63
Sysco Corp. (e)	1,455	43

	Shares	Value (000)
Wal-Mart Stores, Inc. (e)	3,587	$214
Walgreen Co. (e)	658	22
Whole Foods Market, Inc. (e)	905	63
		590
Food Products (1.3%)
Archer-Daniels-Midland Co.	1,316	38
Campbell Soup Co. (e)	400	13
ConAgra Foods, Inc.	3,393	90
General Mills, Inc. (e)	1,324	53
H.J. Heinz Co. (e)	743	40
Hershey Co. (The) (e)	300	19
JM Smucker Co. (The)	323	25
Kellogg Co. (e)	562	28
Kraft Foods, Inc., Class A (e)	3,084	115
Mead Johnson Nutrition Co.	424	29
Sara Lee Corp.	878	17
Smithfield Foods, Inc. (e)(f)	3,334	81
Tyson Foods, Inc., Class A	1,000	21
		569
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	908	45
Becton Dickinson and Co.	561	42
Boston Scientific Corp. (e)(f)	2,517	14
CR Bard, Inc. (e)	239	20
Intuitive Surgical, Inc. (f)	135	63
Medtronic, Inc. (e)	1,371	52
St. Jude Medical, Inc.	769	26
Stryker Corp. (e)	790	39
Varian Medical Systems, Inc. (e)(f)	358	24
Zimmer Holdings, Inc. (f)	402	22
		347
Health Care Providers & Services (1.5%)
Aetna, Inc. (e)	719	30
AmerisourceBergen Corp. (e)	838	31
Cardinal Health, Inc.	539	22
CIGNA Corp.	665	28
Coventry Health Care, Inc. (e)(f)	2,409	73
DaVita, Inc. (e)(f)	239	18
Express Scripts, Inc. (e)(f)	966	43
HealthSouth Corp. (f)	3,600	64
Laboratory Corp. of America Holdings (e)(f)	283	24
McKesson Corp.	419	33
Medco Health Solutions, Inc. (f)	743	42
Omnicare, Inc. (e)	2,218	77
Patterson Cos., Inc. (e)	358	11
Quest Diagnostics, Inc. (e)	239	14
Tenet Healthcare Corp. (e)(f)	1,432	7
UnitedHealth Group, Inc.	950	48
Universal Health Services, Inc., Class B (e)	1,501	58
WellPoint, Inc. (e)	619	41
		664

	Shares	Value (000)
Health Care Technology (0.1%)
Cerner Corp. (f)	392	$24

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	853	28
Darden Restaurants, Inc. (e)	238	11
International Game Technology	1,296	22
Marriott International, Inc., Class A (e)	318	9
Marriott Vacations Worldwide Corp. (e)(f)	31	1
McDonald’s Corp.	1,855	186
Starbucks Corp.	1,311	60
Starwood Hotels & Resorts Worldwide, Inc. (e)	275	13
Wyndham Worldwide Corp.	477	18
Wynn Resorts Ltd.	119	13
Yum! Brands, Inc.	1,838	109
		470
Household Durables (1.1%)
D.R. Horton, Inc. (e)	6,551	83
Harman International Industries, Inc.	239	9
KB Home (e)	1,398	9
Lennar Corp., Class A (e)	3,719	73
M/I Homes, Inc. (e)(f)	353	3
MDC Holdings, Inc. (e)	848	15
Meritage Homes Corp. (e)(f)	596	14
Mohawk Industries, Inc. (f)	379	23
NVR, Inc. (e)(f)	102	70
Pulte Group, Inc. (e)(f)	7,766	49
Ryland Group, Inc. (The) (e)	769	12
Skyline Corp. (e)	36	—	@
Standard Pacific Corp. (e)(f)	6,115	19
Toll Brothers, Inc. (e)(f)	6,391	131
		510
Household Products (1.2%)
Colgate-Palmolive Co.	1,012	94
Kimberly-Clark Corp. (e)	901	66
Procter & Gamble Co. (The)	5,667	378
		538
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (f)	1,904	23
Constellation Energy Group, Inc.	58	2
NRG Energy, Inc. (e)(f)	1,611	29
		54
Industrial Conglomerates (1.1%)
3M Co.	1,102	90
Danaher Corp. (e)	1,309	62
General Electric Co.	13,333	239
Tyco International Ltd. (e)	1,802	84
		475
Information Technology Services (1.7%)
Accenture PLC, Class A	82	4

	Shares	Value (000)
Automatic Data Processing, Inc.	728	$39
Cognizant Technology Solutions Corp., Class A (f)	621	40
Fidelity National Information Services, Inc. (e)	100	3
International Business Machines Corp.	2,540	467
Mastercard, Inc., Class A (e)	223	83
Paychex, Inc.	450	13
Visa, Inc., Class A	755	77
Western Union Co. (The) (e)	1,690	31
		757
Insurance (1.7%)
Aflac, Inc. (e)	671	29
Allstate Corp. (The)	1,189	33
AON Corp. (e)	480	22
Assurant, Inc.	1,261	52
Berkshire Hathaway, Inc., Class B (e)(f)	1,289	98
Chubb Corp. (The)	1,646	114
Fidelity National Financial, Inc. (e)	2,892	46
Hartford Financial Services Group, Inc.	685	11
Lincoln National Corp. (e)	1,593	31
Loews Corp.	1,037	39
Marsh & McLennan Cos., Inc. (e)	1,037	33
MetLife, Inc.	1,693	53
PartnerRe Ltd.	652	42
Principal Financial Group, Inc. (e)	1,490	37
Progressive Corp. (The)	913	18
Prudential Financial, Inc.	480	24
Travelers Cos., Inc. (The)	885	52
Unum Group	2,400	50
		784
Internet & Catalog Retail (0.3%)
Amazon.com, Inc. (f)	546	95
Expedia, Inc. (e)	201	6
NetFlix, Inc. (f)	100	7
Priceline.com, Inc. (e)(f)	37	17
TripAdvisor, Inc. (e)(f)	201	5
		130
Internet Software & Services (0.9%)
eBay, Inc. (f)	2,082	63
Google, Inc., Class A (f)	444	287
Yahoo!, Inc. (e)(f)	4,057	65
		415
Leisure Equipment & Products (0.1%)
Hasbro, Inc. (e)	358	12
Mattel, Inc. (e)	477	13
		25
Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc. (f)	153	6
Life Technologies Corp. (f)	365	14

	Shares	Value (000)
Thermo Fisher Scientific, Inc. (f)	1,118	$50
		70
Machinery (1.0%)
Caterpillar, Inc. (e)	1,740	158
Cummins, Inc. (e)	658	58
Deere & Co. (e)	751	58
Eaton Corp.	400	18
Illinois Tool Works, Inc.	2,167	101
ITT Corp.	297	6
PACCAR, Inc.	355	13
Stanley Black & Decker, Inc. (e)	239	16
Xylem, Inc.	594	15
		443
Media (1.7%)
AMC Networks, Inc., Class A (e)(f)	119	5
Cablevision Systems Corp., Class A	477	7
CBS Corp., Class B	968	26
Comcast Corp., Class A (e)	5,671	134
DIRECTV, Class A (f)	1,703	73
Discovery Communications, Inc., Class A (e)(f)	477	20
Gannett Co., Inc. (e)	600	8
Interpublic Group of Cos., Inc. (The) (e)	835	8
McGraw-Hill Cos., Inc. (The)	565	25
News Corp., Class A	3,959	71
Omnicom Group, Inc. (e)	537	24
Scripps Networks Interactive, Inc., Class A (e)	100	4
Time Warner Cable, Inc.	746	47
Time Warner, Inc. (e)	3,439	124
Viacom, Inc., Class B	1,420	65
Walt Disney Co. (The) (e)	3,416	128
		769
Metals & Mining (0.5%)
Alcoa, Inc.	1,529	13
Allegheny Technologies, Inc. (e)	200	9
Cliffs Natural Resources, Inc. (e)	139	9
Freeport-McMoRan Copper & Gold, Inc.	1,448	53
Molycorp, Inc. (e)(f)	867	21
Newmont Mining Corp.	643	39
Nucor Corp. (e)	287	11
Steel Dynamics, Inc. (e)	4,992	66
United States Steel Corp. (e)	100	3
		224
Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	58	1
Consolidated Edison, Inc. (e)	505	31
Dominion Resources, Inc.	2,634	140
DTE Energy Co.	58	3
Integrys Energy Group, Inc. (e)	1,062	57
NiSource, Inc. (e)	58	1
PG&E Corp. (e)	935	39
Public Service Enterprise Group, Inc.	969	32
Sempra Energy	505	28

	Shares	Value (000)
Wisconsin Energy Corp. (e)	655	$23
Xcel Energy, Inc.	969	27
		382
Multiline Retail (0.3%)
Family Dollar Stores, Inc.	200	11
JC Penney Co., Inc.	400	14
Kohl’s Corp.	395	19
Macy’s, Inc.	646	21
Nordstrom, Inc. (e)	261	13
Target Corp.	1,204	62
		140
Office Electronics (0.0%)
Xerox Corp.	2,124	17

Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	2,050	156
Apache Corp.	904	82
Chesapeake Energy Corp. (e)	3,706	83
Chevron Corp.	2,393	255
ConocoPhillips (e)	2,269	165
Consol Energy, Inc.	1,053	39
Denbury Resources, Inc. (f)	1,651	25
Devon Energy Corp.	903	56
El Paso Corp.	1,670	44
EOG Resources, Inc. (e)	668	66
Exxon Mobil Corp. (e)	5,001	424
Hess Corp.	1,110	63
Marathon Oil Corp. (e)	900	26
Marathon Petroleum Corp.	450	15
Murphy Oil Corp.	355	20
Newfield Exploration Co. (e)(f)	477	18
Noble Energy, Inc.	357	34
Occidental Petroleum Corp.	1,579	148
Peabody Energy Corp.	1,061	35
Pioneer Natural Resources Co. (e)	477	43
Southwestern Energy Co. (f)	1,490	47
Spectra Energy Corp.	1,054	32
Valero Energy Corp.	849	18
Williams Cos., Inc. (The)	979	32
		1,926
Paper & Forest Products (0.2%)
Deltic Timber Corp. (e)	70	4
International Paper Co. (e)	625	19
Louisiana-Pacific Corp. (e)(f)	750	6
MeadWestvaco Corp.	1,449	43
		72
Personal Products (0.1%)
Avon Products, Inc.	1,001	17
Estee Lauder Cos., Inc. (The), Class A (e)	35	4
		21

	Shares	Value (000)
Pharmaceuticals (3.0%)
Abbott Laboratories (e)	2,633	$148
Allergan, Inc. (e)	759	67
Bristol-Myers Squibb Co.	5,362	189
Eli Lilly & Co. (e)	1,179	49
Hospira, Inc. (e)(f)	1,120	34
Johnson & Johnson (e)	4,894	321
Merck & Co., Inc.	5,312	200
Pfizer, Inc.	15,339	332
		1,340
Professional Services (0.0%)
Dun & Bradstreet Corp. (The) (e)	119	9
Equifax, Inc.	149	6
		15
Real Estate Investment Trusts (REITs) (1.0%)
AvalonBay Communities, Inc. REIT (e)	239	31
Boston Properties, Inc. REIT (e)	290	29
Equity Residential REIT	723	41
HCP, Inc. REIT	733	30
Health Care, Inc. REIT	317	17
Host Hotels & Resorts, Inc. REIT (e)	1,458	22
Kimco Realty Corp. REIT (e)	824	13
Plum Creek Timber Co., Inc. REIT (e)	374	14
ProLogis, Inc. REIT	944	27
Public Storage REIT	313	42
Simon Property Group, Inc. REIT (e)	712	92
Ventas, Inc. REIT (e)	646	36
Vornado Realty Trust REIT	318	25
Weyerhaeuser Co. REIT (e)	1,137	21
		440
Real Estate Management & Development (0.0%)
CBRE Group, Inc. (f)	716	11

Road & Rail (0.5%)
CSX Corp.	2,052	43
Norfolk Southern Corp. (e)	1,404	102
Union Pacific Corp. (e)	894	95
		240
Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc. (e)(f)	771	4
Altera Corp.	413	15
Analog Devices, Inc. (e)	365	13
Applied Materials, Inc.	1,758	19
Broadcom Corp., Class A (f)	705	21
First Solar, Inc. (e)(f)	72	2
Intel Corp.	10,218	248
KLA-Tencor Corp. (e)	242	12
Linear Technology Corp.	305	9
LSI Corp. (e)(f)	781	5
Microchip Technology, Inc. (e)	245	9
Micron Technology, Inc. (e)(f)	1,178	7

	Shares	Value (000)
NVIDIA Corp. (e)(f)	756	$11
Texas Instruments, Inc.	2,062	60
Xilinx, Inc.	319	10
		445
Software (1.7%)
Adobe Systems, Inc. (e)(f)	1,232	35
Citrix Systems, Inc. (f)	514	31
Intuit, Inc.	666	35
Microsoft Corp.	14,488	376
Oracle Corp.	6,172	158
Red Hat, Inc. (e)(f)	1,513	63
Salesforce.com, Inc. (e)(f)	413	42
Symantec Corp. (f)	1,472	23
		763
Specialty Retail (1.1%)
AutoZone, Inc. (f)	39	13
Bed Bath & Beyond, Inc. (e)(f)	486	28
Best Buy Co., Inc. (e)	368	9
CarMax, Inc. (e)(f)	442	13
Gap, Inc. (The) (e)	5,287	98
Home Depot, Inc. (The) (e)	3,805	160
Lowe’s Cos., Inc.	1,794	45
Ltd. Brands, Inc. (e)	522	21
O’Reilly Automotive, Inc. (e)(f)	234	19
Ross Stores, Inc.	268	13
Staples, Inc.	1,221	17
Tiffany & Co.	234	15
TJX Cos., Inc.	770	50
		501
Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	701	43
NIKE, Inc., Class B	604	58
Ralph Lauren Corp. (e)	142	20
VF Corp.	546	69
		190
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc. (e)	400	3
People’s United Financial, Inc. (e)	1,100	14
		17
Tobacco (1.1%)
Altria Group, Inc. (e)	3,487	103
Lorillard, Inc.	300	34
Philip Morris International, Inc.	3,184	250
Reynolds American, Inc.	2,231	93
		480
Trading Companies & Distributors (0.0%)
Watsco, Inc. (e)	179	12

	Shares	Value (000)
Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A	998	$60
MetroPCS Communications, Inc. (f)	600	5
Sprint Nextel Corp. (e)(f)	2,982	7
		72
Total Common Stocks (Cost $23,141)		22,487

Convertible Preferred Stock (0.3%)
Alternative Energy (0.3%)
Better Place, Inc. (f)(g)(h) (Cost $84)	33,466	152

Investment Companies (1.2%)
iShares MSCI EMU Index Fund (e)	200	6
Market Vectors Russia ETF (e)	8,200	218
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (i)	4,388	95
Technology Select Sector SPDR Fund (e)	9,300	237
Total Investment Companies (Cost $592)		556

	No. of Rights
Right (0.0%)
Pharmaceuticals (0.0%)
Sanofi (France) (f) (Cost $—@)	54	—	@

	Shares
Short-Term Investments (30.7%)
Securities held as Collateral on Loaned Securities (23.7%)
Investment Company (17.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	7,852,347	7,852

	Face Amount (000)
Repurchase Agreements (6.3%)
Barclays Capital, Inc., (0.02%, dated 12/30/11, due 1/3/12; proceeds $337; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.50% due 5/15/38; valued at $344)	$337	337
Merrill Lynch & Co., Inc., (0.07%, dated 12/30/11, due 1/3/12; proceeds $2,505; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 11/20/41; valued at $2,555)	2,505	2,505
		2,842
Total Securities held as Collateral on Loaned Securities (Cost $10,694)		10,694

	Shares	Value (000)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $2,789)	2,788,727	$2,789

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.01%, 2/2/12 (e)(j)	$350	350
Total Short-Term Investments (Cost $13,833)		13,833
Total Investments (123.4%) (Cost $55,813) Including $11,056 of Securities Loaned (k)+		55,723
Liabilities in Excess of Other Assets (-23.4%)		(10,565)
Net Assets (100.0%)		$45,158

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(d)

For the three months ended December 31, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities, Corporate Bonds, and Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $93,000 and $226,000, respectively, including net realized gains of approximately $16,000.

(e)

The value of loaned securities and related collateral outstanding at December 31, 2011 were approximately $11,056,000 and $11,337,000, respectively. The Portfolio received cash collateral of approximately $10,772,000 of which $10,694,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2011, there was uninvested cash of approximately $78,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $565,000 was received in the form of U.S. Government Agencies and Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Non-income producing security.
(g)	Security has been deemed illiquid at December 31, 2011.
(h)

At December 31, 2011, the Portfolio held a fair valued security valued at approximately $152,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)

The Portfolio invests in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(j)	Rate shown is the yield to maturity at December 31, 2011.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $55,813,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $90,000 of which approximately $2,266,000 related to appreciated securities and approximately $2,356,000 related to depreciated securities.

@	Value is less than $500.
ETF	Exchange Traded Fund.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Credit Suisse London Branch (GFX)	HUF	35,211		$144		1/19/12	USD	151		$151		$7
Deutsche Bank AG London	CNY	1,243		197		1/19/12	USD	195		195		(2)
Deutsche Bank AG London	CNY	3,233		513		1/19/12	USD	509		509		(4)
Deutsche Bank AG London	EUR	245		317		1/19/12	USD	321		321		4
Deutsche Bank AG London	JPY	5,340		70		1/19/12	USD	69		69		(1)
Goldman Sachs International	EUR	152		197		1/19/12	USD	199		199		2
JPMorgan Chase Bank	CNY	3,595		571		1/19/12	USD	564		564		(7)
JPMorgan Chase Bank	NOK	394		66		1/19/12	USD	67		67		1
JPMorgan Chase Bank	USD	1,269		1,269		1/19/12	CNY	8,071		1,282		13
JPMorgan Chase Bank	USD	49		49		1/19/12	SEK	340		50		1
Royal Bank of Scotland	CZK	4,315		218		1/19/12	USD	220		220		2
UBS AG	BRL	80		43		1/19/12	USD	44		44		1
UBS AG	EUR	48		62		1/19/12	USD	62		62		—	@
UBS AG	EUR	363		469		1/19/12	USD	475		475		6
UBS AG	GBP	45		69		1/19/12	USD	69		69		(—@	)
UBS AG	GBP	549		853		1/19/12	USD	853		853		—	@
UBS AG	INR	12,854		241		1/19/12	USD	244		244		3
UBS AG	USD	84		84		1/19/12	CHF	79		84		—	@
UBS AG	USD	326		326		1/19/12	JPY	25,369		328		2
Goldman Sachs International	USD	—	@	—	@	1/20/12	EUR	—	@	—	@	(—@	)
JPMorgan Chase Bank	CHF	38		40		1/20/12	USD	41		41		1
JPMorgan Chase Bank	SEK	190		28		1/20/12	USD	28		28		—	@
UBS AG	USD	94		94		1/20/12	NOK	545		91		(3)
				$5,920						$5,946		$26

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	2	$382	Mar-12	$2
Euro Stoxx 50 Index (Germany)	18	538	Mar-12	3
FTSE 100 Index (United Kingdom)	1	86	Mar-12	2
MSCI Emerging Market E MINI	12	553	Mar-12	2
NIKKEI 225 Index (Japan)	2	109	Mar-12	(2)
S&P 500 E MINI Index	85	5,324	Mar-12	178
U.S. Treasury 2 yr. Note	3	662	Mar-12	— @
U.S. Treasury 5 yr. Note	3	370	Mar-12	1
U.S. Treasury Ultra Long Bond	4	641	Mar-12	10

Short:
ASX SPI 200 Index (Australia)	1	(103)	Mar-12	— @
SGX CNX NIFTY Index (Singapore)	48	(444)	Jan-12	12
U.S. Treasury 5 yr. Note	27	(3,328)	Mar-12	(8)
U.S. Treasury 10 yr. Note	6	(787)	Mar-12	(6)
U.S. Treasury Ultra Long Bond	1	(160)	Mar-12	(1)
				$193

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	910	$41
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$1,220	(50)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,150	(40)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$1,515	55
Barclays Capital	3 Month STIBOR	Pay	2.76	7/29/12	SEK	26,940	43
Barclays Capital	3 Month STIBOR	Pay	2.30	9/12/12		13,470	11
Barclays Capital	3 Month STIBOR	Receive	2.89	7/29/13		31,576	(48)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	604	38
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		435	29
Goldman Sachs International	3 Month CDOR	Receive	2.70	7/15/15		2,400	(63)
							$16

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	$228	3 Month LIBOR	Pay	12/20/12	$(6)
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	286	3 Month LIBOR	Pay	12/20/12	(13)
Bank of America NA	Merrill Lynch Custom Luxury Basket Index	156	3 Month LIBOR	Pay	12/20/12	(9)
Bank of America NA	Merrill Lynch Custom Test Index	627	1 Month LIBOR minus 0.45%	Pay	11/23/12	(20)
Goldman Sachs International	Custom Miners Index	257	1 Month LIBOR minus 0.35%	Pay	10/24/12	(13)
Goldman Sachs International	Custom Miners Index	307	1 Month LIBOR minus 0.35%	Pay	10/24/12	(16)
Goldman Sachs International	S&P 500 Consumer Staples Index	165	3 Month LIBOR minus 0.05%	Receive	12/27/12	1
Goldman Sachs International	S&P 500 Health Care Index	165	3 Month LIBOR minus 0.05%	Receive	12/27/12	2
Goldman Sachs International	S&P 500 Real Estate Index	660	3 Month LIBOR minus 0.35%	Pay	12/27/12	(15)
Goldman Sachs International	S&P 500 Telecommunication Services Index	165	3 Month LIBOR minus 0.05%	Receive	12/27/12	5
Goldman Sachs International	S&P 500 Utilities Index	165	3 Month LIBOR minus 0.05%	Receive	12/27/12	2
						$(82)

@		Value is less than $500.
CDOR		Canadian DealerOffered Rate.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$65	$—	$65
Agency Bonds - Finance (U.S. Government Guaranteed)	—	254	—	254
Agency Fixed Rate Mortgages	—	4,319	—	4,319
Asset-Backed Securities	—	416	—	416
Collateralized Mortgage Obligations - Agency Collateral Series	—	664	—	664
Commercial Mortgage Backed Securities	—	304	—	304
Corporate Bonds	—	5,424	—	5,424
Mortgages - Other	—	577	—	577
Municipal Bonds	—	228	—	228
U.S. Agency Securities	—	746	—	746
U.S. Treasury Securities	—	5,698	—	5,698
Total Fixed Income Securities	—	18,695	—	18,695
Common Stocks
Aerospace & Defense	699	—	—	699
Air Freight & Logistics	189	—	—	189
Airlines	11	—	—	11
Auto Components	104	—	—	104
Automobiles	6	—	—	6
Beverages	393	—	—	393
Biotechnology	243	—	—	243
Building Products	43	—	—	43
Capital Markets	279	—	—	279
Chemicals	441	—	—	441
Commercial Banks	594	—	—	594
Commercial Services & Supplies	107	—	—	107
Communications Equipment	479	—	—	479
Computers & Peripherals	1,045	—	—	1,045
Construction & Engineering	107	—	—	107
Construction Materials	6	—	—	6
Consumer Finance	141	—	—	141
Containers & Packaging	8	—	—	8
Distributors	12	—	—	12
Diversified Consumer Services	44	—	—	44
Diversified Financial Services	725	—	—	725
Diversified Telecommunication Services	647	—	—	647
Electric Utilities	420	—	—	420
Electrical Equipment	52	—	—	52
Electronic Equipment, Instruments & Components	131	—	—	131
Energy Equipment & Services	619	—	—	619
Food & Staples Retailing	590	—	—	590
Food Products	569	—	—	569
Health Care Equipment & Supplies	347	—	—	347
Health Care Providers & Services	664	—	—	664
Health Care Technology	24	—	—	24
Hotels, Restaurants & Leisure	470	—	—	470

Household Durables	510	—	—	510
Household Products	538	—	—	538
Independent Power Producers & Energy Traders	54	—	—	54
Industrial Conglomerates	475	—	—	475
Information Technology Services	757	—	—	757
Insurance	784	—	—	784
Internet & Catalog Retail	130	—	—	130
Internet Software & Services	415	—	—	415
Leisure Equipment & Products	25	—	—	25
Life Sciences Tools & Services	70	—	—	70
Machinery	443	—	—	443
Media	769	—	—	769
Metals & Mining	224	—	—	224
Multi-Utilities	382	—	—	382
Multiline Retail	140	—	—	140
Office Electronics	17	—	—	17
Oil, Gas & Consumable Fuels	1,926	—	—	1,926
Paper & Forest Products	72	—	—	72
Personal Products	21	—	—	21
Pharmaceuticals	1,340	—	—	1,340
Professional Services	15	—	—	15
Real Estate Investment Trusts (REITs)	440	—	—	440
Real Estate Management & Development	11	—	—	11
Road & Rail	240	—	—	240
Semiconductors & Semiconductor Equipment	445	—	—	445
Software	763	—	—	763
Specialty Retail	501	—	—	501
Textiles, Apparel & Luxury Goods	190	—	—	190
Thrifts & Mortgage Finance	17	—	—	17
Tobacco	480	—	—	480
Trading Companies & Distributors	12	—	—	12
Wireless Telecommunication Services	72	—	—	72
Total Common Stocks	22,487	—	—	22,487
Convertible Preferred Stock	—	—	152	152
Investment Companies	556	—	—	556
Right	— @	—	—	— @
Short-Term Investments
Investment Company	10,641	—	—	10,641
Repurchase Agreements	—	2,842	—	2,842
U.S. Treasury Security	—	350	—	350
Total Short-Term Investments	10,641	3,192	—	13,833
Foreign Currency Exchange Contracts	—	43	—	43
Futures Contracts	210	—	—	210
Interest Rate Swap Agreements	—	217	—	217
Total Return Swap Agreements	—	10	—	10
Total Assets	33,894	22,157	152	56,203
Liabilities:
Foreign Currency Exchange Contracts	—	(17)	—	(17)
Futures Contracts	(17)	—	—	(17)
Interest Rate Swap Agreements	—	(201)	—	(201)
Total Return Swap Agreements	—	(92)	—	(92)
Total Liabilities	(17)	(310)	—	(327)
Total	$33,877	$21,847	$152	$55,876

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$84
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	68
Realized gains (losses)	—
Ending Balance	$152

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2011	$68

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Air Transport (2.1%)
Expeditors International of Washington, Inc.	3,039,634	$124,503

Alternative Energy (3.6%)
Range Resources Corp.	2,070,985	128,277
Ultra Petroleum Corp. (a)	3,012,594	89,263
		217,540
Asset Management & Custodian (0.7%)
Greenhill & Co., Inc.	1,085,555	39,482

Biotechnology (3.2%)
IDEXX Laboratories, Inc. (a)	1,295,625	99,712
Illumina, Inc. (a)	2,972,974	90,616
		190,328
Cement (1.1%)
Martin Marietta Materials, Inc.	898,535	67,758

Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (a)	3,153,035	71,353
Rockwood Holdings, Inc. (a)	2,080,248	81,899
		153,252
Commercial Services (7.8%)
Gartner, Inc. (a)	2,601,471	90,453
Intertek Group PLC (United Kingdom)	3,193,337	100,921
Leucadia National Corp.	3,419,737	77,765
MercadoLibre, Inc. (Brazil)	703,252	55,937
Weight Watchers International, Inc.	2,667,012	146,712
		471,788
Communications Technology (5.4%)
Millicom International Cellular SA SDR (Sweden)	577,829	57,892
Motorola Solutions, Inc.	5,743,066	265,846
		323,738
Computer Services, Software & Systems (12.2%)
Akamai Technologies, Inc. (a)	3,363,697	108,580
Alibaba.com Ltd. (China) (a)(b)	31,838,356	32,918
Citrix Systems, Inc. (a)	792,375	48,113
IHS, Inc., Class A (a)	1,178,421	101,533
LinkedIn Corp., Class A (a)	1,476,605	93,041
Red Hat, Inc. (a)	1,853,980	76,551
Salesforce.com, Inc. (a)	1,057,448	107,289
Solera Holdings, Inc.	2,738,880	121,990
Zynga, Inc., Class A (a)	4,944,374	46,526
		736,541
Computer Technology (3.1%)
NVIDIA Corp. (a)	1,396,016	19,349
Yandex N.V., Class A (Russia) (a)	5,863,890	115,519
Youku.com, Inc. ADR (China) (a)	3,142,339	49,240
		184,108

	Shares	Value (000)
Consumer Lending (1.6%)
IntercontinentalExchange, Inc. (a)	785,700	$94,716

Consumer Services: Miscellaneous (2.6%)
Qualicorp SA (Brazil) (a)	10,934,521	98,192
Sun Art Retail Group Ltd. (Hong Kong) (a)	45,837,110	57,307
		155,499
Cosmetics (0.9%)
Natura Cosmeticos SA (Brazil)	2,951,717	57,381

Diversified Materials & Processing (1.6%)
Schindler Holding AG (Switzerland)	848,167	98,786

Diversified Media (3.3%)
Factset Research Systems, Inc.	1,039,914	90,763
McGraw-Hill Cos., Inc. (The)	2,338,220	105,150
		195,913
Diversified Retail (9.3%)
Ctrip.com International Ltd. ADR (China) (a)	2,305,244	53,943
Dollar Tree, Inc. (a)	1,150,409	95,610
Fastenal Co.	5,026,772	219,218
Groupon, Inc. (a)	1,017,954	21,000
Groupon, Inc. Series A (a)(c)(d)	5,992,988	113,327
NetFlix, Inc. (a)	867,712	60,124
		563,222
Education Services (1.0%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	2,479,333	59,628

Electronic Entertainment (0.7%)
Nexon Co., Ltd. (Korea, Republic of) (a)	3,082,945	44,340

Financial Data & Systems (5.6%)
MSCI, Inc., Class A (a)	5,126,417	168,813
Verisk Analytics, Inc., Class A (a)	4,136,313	165,990
		334,803
Health Care Services (2.4%)
athenahealth, Inc. (a)	1,146,734	56,328
Stericycle, Inc. (a)	1,165,099	90,784
		147,112
Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	1,195,481	81,603

Medical Equipment (3.9%)
Intuitive Surgical, Inc. (a)	512,289	237,195

Metals & Minerals: Diversified (1.5%)
Lynas Corp. Ltd. (Australia) (a)	23,513,010	25,131
Molycorp, Inc. (a)	2,633,089	63,142
		88,273

	Shares	Value (000)
Pharmaceuticals (5.6%)
Gen-Probe, Inc. (a)	404,399	$23,908
Ironwood Pharmaceuticals, Inc. (a)	3,462,110	41,442
Mead Johnson Nutrition Co.	2,309,011	158,698
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,399,851	112,049
		336,097
Publishing (1.5%)
Morningstar, Inc.	1,559,625	92,720

Recreational Vehicles & Boats (3.5%)
Edenred (France)	8,558,548	210,683

Restaurants (1.2%)
Dunkin’ Brands Group, Inc. (a)	2,789,028	69,670

Scientific Instruments: Pollution Control (1.0%)
Covanta Holding Corp.	4,613,698	63,161

Semiconductors & Components (2.4%)
ARM Holdings PLC ADR (United Kingdom)	3,927,470	108,673
First Solar, Inc. (a)	1,152,473	38,908
		147,581
Shipping (1.1%)
C.H. Robinson Worldwide, Inc.	921,210	64,282

Utilities: Electrical (1.8%)
Brookfield Infrastructure Partners LP (Canada)	3,818,203	105,764
Total Common Stocks (Cost $5,532,090)		5,757,467

Convertible Preferred Stocks (1.4%)
Alternative Energy (0.9%)
Better Place, Inc. (a)(c)(d)	9,009,542	40,903
Better Place, Inc. Series C (a)(c)(d)	2,796,975	12,698
		53,601
Computer Services, Software & Systems (0.2%)
Workday, Inc. (a)(c)(d)	805,930	10,687

Technology: Miscellaneous (0.3%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)	542,936	17,874
Total Convertible Preferred Stocks (Cost $63,783)		82,162

Preferred Stocks (0.5%)
Computer Services, Software & Systems (0.5%)
Zynga, Inc. Series C (a)(c)(d) (Cost $47,565)	3,390,490	28,718

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $177,919)	177,919,192	177,919

Total Investments (100.4%) (Cost $5,821,357) +	6,046,266
Liabilities in Excess of Other Assets (-0.4%)	(23,511)
Net Assets (100.0%)	$6,022,755

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed illiquid at December 31, 2011.
(d)

At December 31, 2011, the Portfolio held fair valued securities valued at approximately $224,207,000, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $5,821,357,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $224,909,000 of which approximately $872,071,000 related to appreciated securities and approximately $647,162,000 related to depreciated securities.

ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$124,503	$—	$—	$124,503
Alternative Energy	217,540	—	—	217,540
Asset Management & Custodian	39,482	—	—	39,482
Biotechnology	190,328	—	—	190,328
Cement	67,758	—	—	67,758
Chemicals: Diversified	153,252	—	—	153,252
Commercial Services	471,788	—	—	471,788
Communications Technology	323,738	—	—	323,738
Computer Services, Software & Systems	736,541	—	—	736,541
Computer Technology	184,108	—	—	184,108
Consumer Lending	94,716	—	—	94,716
Consumer Services: Miscellaneous	155,499	—	—	155,499
Cosmetics	57,381	—	—	57,381
Diversified Materials & Processing	98,786	—	—	98,786
Diversified Media	195,913	—	—	195,913
Diversified Retail	449,895	—	113,327	563,222
Education Services	59,628	—	—	59,628
Electronic Entertainment	44,340	—	—	44,340
Financial Data & Systems	334,803	—	—	334,803
Health Care Services	147,112	—	—	147,112
Medical & Dental Instruments & Supplies	81,603	—	—	81,603
Medical Equipment	237,195	—	—	237,195
Metals & Minerals: Diversified	88,273	—	—	88,273
Pharmaceuticals	336,097	—	—	336,097
Publishing	92,720	—	—	92,720
Recreational Vehicles & Boats	210,683	—	—	210,683
Restaurants	69,670	—	—	69,670
Scientific Instruments: Pollution Control	63,161	—	—	63,161
Semiconductors & Components	147,581	—	—	147,581
Shipping	64,282	—	—	64,282
Utilities: Electrical	105,764	—	—	105,764
Total Common Stocks	5,644,140	—	113,327	5,757,467
Convertible Preferred Stocks	—	—	82,162	82,162
Preferred Stocks	—	—	28,718	28,718
Short-Term Investment - Investment Company	177,919	—	—	177,919
Total Assets	$5,822,059	$—	$224,207	$6,046,266

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, securities with a total value of approximately $484,852,000 transferred from Level 2 to Level 1. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$95,888	$22,524	$47,566
Purchases	—	41,259	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Change in unrealized appreciation (depreciation)	17,439	18,379	(18,848)
Realized gains (losses)	—	—	—
Ending Balance	$113,327	$82,162	$28,718

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2011	$17,439	$18,379	$(18,848)

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.7%)
Agency Fixed Rate Mortgages (27.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$300	$315
5.00%, 10/1/35	1,029	1,107
6.00%, 5/1/37 — 10/1/38	491	539
7.50%, 5/1/35	66	79
8.00%, 8/1/32	34	41
8.50%, 8/1/31	54	66
January TBA:
3.00%, 1/25/27 (a)	605	625
3.50%, 1/25/42 (a)	610	627
4.00%, 1/25/42 (a)	1,215	1,275
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 — 12/1/41	1,696	1,784
4.50%, 8/1/40 — 8/1/41	1,117	1,191
5.00%, 3/1/39	1,024	1,117
5.50%, 4/1/34 — 2/1/38	2,336	2,554
6.00%, 1/1/38 — 10/1/38	407	448
6.50%, 7/1/29 — 2/1/33	423	480
7.00%, 10/1/31 — 12/1/31	3	3
7.50%, 8/1/37	112	134
8.00%, 4/1/33	81	98
8.50%, 10/1/32	82	100
January TBA:
4.50%, 1/25/42 (a)	275	293
Government National Mortgage Association,
January TBA:
3.50%, 1/25/42 (a)	700	731
4.00%, 1/25/42 (a)	755	810
Various Pools:
4.50%, 4/15/39 — 5/15/40	2,208	2,413
		16,830
Asset-Backed Securities (6.8%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	225	229
ARI Fleet Lease Trust
1.73%, 8/15/18 (b)(c)	42	42
Brazos Higher Education Authority
1.27%, 7/25/29 (c)	325	316
CLI Funding LLC
4.50%, 3/18/26 (b)	233	226
CVS Pass-Through Trust
6.04%, 12/10/28	336	350
Discover Card Master Trust
0.63%, 8/15/16 (c)	300	301
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (b)	200	200
1.62%, 5/20/17 (b)	120	120
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	177
FUEL Trust
4.21%, 4/15/16 (b)	200	202

	Face Amount (000)	Value (000)
Great America Leasing Receivables
1.69%, 2/15/14 (b)	$300	$301
Louisiana Public Facilities Authority
1.32%, 4/26/27 (c)	325	315
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	275	275
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	350	351
MMCA Automobile Trust
1.22%, 1/15/15 (b)	225	225
North Carolina State Education Assistance Authority
1.32%, 1/26/26 (c)	225	218
Panhandle-Plains Higher Education Authority, Inc.
1.53%, 7/1/24 (c)	125	122
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	238	236
		4,206
Collateralized Mortgage Obligations - Agency Collateral Series (7.4%)
Federal Home Loan Mortgage Corporation,
2.70%, 5/25/18	335	346
2.97%, 10/25/21	300	306
3.15%, 2/25/18	225	238
3.87%, 4/25/21	325	357
IO
0.69%, 1/25/21 (c)	2,289	95
IO PAC REMIC
6.19%, 6/15/40 (c)	2,565	454
IO REMIC
5.00%, 12/15/20 — 12/15/37	1,272	182
5.86%, 7/15/37 (c)	601	91
IO STRIPS
8.00%, 1/1/28	23	5
Federal National Mortgage Association,
3.76%, 6/25/21	110	120
IO
6.10%, 9/25/20 (c)	1,778	510
REMIC
6.03%, 10/25/40 (c)	138	156
6.61%, 1/25/42 (c)(d)	320	312
9.06%, 10/25/41 (c)(d)	223	222
Government National Mortgage Association,
IO PAC REMIC
4.50%, 6/20/39	679	91
IO REMIC
0.84%, 8/20/58 (c)	3,011	90
5.00%, 2/16/41	185	33
5.17%, 6/20/41 (c)	964	137
5.77%, 11/16/40 (c)	1,207	244
5.97%, 10/20/37 (c)	837	60
6.30%, 6/20/40 (c)	902	152
6.32%, 4/16/41 (c)	1,291	242
6.39%, 4/16/41 (c)	885	145
		4,588

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (5.1%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (c)	$325	$368
DBUBS Mortgage Trust,
4.54%, 7/10/44 (b)	350	381
5.00%, 11/10/46 (b)	300	340
5.47%, 11/10/46 (b)(c)	190	188
GS Mortgage Securities Corp. II,
3.71%, 8/10/44	240	252
5.36%, 3/10/44 (b)(c)	175	161
5.55%, 4/10/38 (c)	100	109
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	240	259
4.39%, 7/15/46 (b)	350	377
4.72%, 2/15/46 (b)	335	370
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	315	352
		3,157
Corporate Bonds (33.6%)
Finance (14.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	175	176
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	140	131
Aegon N.V.
4.63%, 12/1/15	175	182
American International Group, Inc.
6.40%, 12/15/20	200	202
Australia & New Zealand Banking Group Ltd.
4.88%, 1/12/21 (b)(e)	140	148
Bank of America Corp.
5.75%, 12/1/17	520	492
Barclays Bank PLC,
6.05%, 12/4/17 (b)	100	91
6.75%, 5/22/19	120	133
BBVA US Senior SAU
3.25%, 5/16/14	200	190
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	28
7.25%, 2/1/18	170	200
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (e)	235	245
BNP Paribas SA
5.00%, 1/15/21 (e)	135	130
Boston Properties LP,
3.70%, 11/15/18	125	128
5.88%, 10/15/19	30	34
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	65	69
7.13%, 6/15/12	60	61
Cigna Corp.
2.75%, 11/15/16	160	160
Citigroup, Inc.,
6.13%, 11/21/17 — 5/15/18 (f)	195	208

	Face Amount (000)	Value (000)
8.50%, 5/22/19 (f)	$85	$100
Coventry Health Care, Inc.
5.45%, 6/15/21	120	134
Credit Suisse,
5.40%, 1/14/20 (e)	135	128
6.00%, 2/15/18 (e)	60	59
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)(e)	100	102
Digital Realty Trust LP
5.25%, 3/15/21	175	176
ERP Operating LP
4.63%, 12/15/21	45	46
General Electric Capital Corp.,
5.30%, 2/11/21	110	118
6.00%, 8/7/19	565	650
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	315	325
7.50%, 2/15/19	110	122
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	112
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	340	273
HCP, Inc.
5.63%, 5/1/17	100	106
HSBC Holdings PLC
5.10%, 4/5/21	295	314
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)	100	82
JPMorgan Chase & Co.,
4.95%, 3/25/20	80	85
6.30%, 4/23/19	25	28
MetLife, Inc.
7.72%, 2/15/19	60	75
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	50	51
Nationwide Building Society
6.25%, 2/25/20 (b)	345	343
Nationwide Financial Services
5.38%, 3/25/21 (b)	75	74
Nordea Bank AB
4.88%, 5/13/21 (b)	200	169
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	133
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	120	126
PNC Funding Corp.
6.70%, 6/10/19 (e)	90	110
Principal Financial Group, Inc.
8.88%, 5/15/19	100	125
Prudential Financial, Inc.
7.38%, 6/15/19	270	320
Reinsurance Group of America, Inc.
6.45%, 11/15/19	135	152
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	40	38

	Face Amount (000)	Value (000)
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	$200	$182
Simon Property Group LP
4.13%, 12/1/21	100	105
Societe Generale SA
5.20%, 4/15/21 (b)	200	170
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	103
SunTrust Banks, Inc.
3.50%, 1/20/17	105	106
Svenska Handelsbanken AB
3.13%, 7/12/16 (e)	250	252
UBS AG
5.75%, 4/25/18	125	130
UnitedHealth Group, Inc.
6.63%, 11/15/37	195	251
Wachovia Corp.
5.63%, 10/15/16	60	65
WEA Finance LLC
4.63%, 5/10/21 (b)	150	147
Wells Fargo & Co.
5.63%, 12/11/17	60	68
		9,263
Industrials (15.2%)
Agilent Technologies, Inc.
5.50%, 9/14/15 (e)	120	132
Air Products & Chemicals, Inc.
2.00%, 8/2/16	165	170
Albemarle Corp.
4.50%, 12/15/20	110	118
Altria Group, Inc.,
4.13%, 9/11/15	50	54
9.25%, 8/6/19	125	168
Amgen, Inc.,
2.50%, 11/15/16 (e)	90	91
3.88%, 11/15/21	30	30
Anglo American Capital PLC
9.38%, 4/8/19 (b)(e)	100	127
ArcelorMittal
9.85%, 6/1/19 (e)	100	111
AT&T, Inc.,
3.88%, 8/15/21 (e)	45	48
6.30%, 1/15/38	170	210
BAA Funding Ltd.
4.88%, 7/15/21 (b)	170	175
Barrick North America Finance LLC
4.40%, 5/30/21	95	103
BAT International Finance PLC
9.50%, 11/15/18 (b)(e)	165	224
Bemis Co., Inc.
4.50%, 10/15/21	110	117
Best Buy Co., Inc.
3.75%, 3/15/16	165	163
Boeing Capital Corp.
2.13%, 8/15/16	175	179

	Face Amount (000)	Value (000)
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	$85	$104
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	115	133
Comcast Corp.,
5.15%, 3/1/20	75	85
5.70%, 5/15/18	50	58
ConAgra Foods, Inc.
8.25%, 9/15/30	140	178
COX Communications, Inc.
8.38%, 3/1/39 (b)	25	34
CRH America, Inc.
6.00%, 9/30/16	135	144
Daimler Finance North America LLC,
7.30%, 1/15/12	95	95
8.50%, 1/18/31	55	77
Darden Restaurants, Inc.
6.20%, 10/15/17	205	235
Delhaize Group SA
5.70%, 10/1/40	106	109
Deutsche Telekom International Finance BV
8.75%, 6/15/30 (e)	65	91
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
5.88%, 10/1/19	125	141
Dow Chemical Co. (The)
4.13%, 11/15/21	165	170
Ecolab, Inc.,
3.00%, 12/8/16	90	93
4.35%, 12/8/21	35	38
Fiserv, Inc.
3.13%, 6/15/16	80	82
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	90	100
Gilead Sciences, Inc.,
4.50%, 4/1/21 (e)	95	101
5.65%, 12/1/41	75	83
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	106
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	123
Hess Corp.
6.00%, 1/15/40	175	208
Hewlett-Packard Co.
4.65%, 12/9/21	165	174
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	85	88
Home Depot, Inc. (The)
5.88%, 12/16/36	190	239
Kinross Gold Corp.
5.13%, 9/1/21 (b)(e)	115	113
KLA-Tencor Corp.
6.90%, 5/1/18	145	167
Kraft Foods, Inc.
5.38%, 2/10/20	195	225
L-3 Communications Corp.
4.75%, 7/15/20 (e)	135	134

	Face Amount (000)	Value (000)
Marathon Petroleum Corp.
5.13%, 3/1/21	$70	$73
NBC Universal Media LLC
5.15%, 4/30/20	140	156
News America, Inc.
4.50%, 2/15/21	75	79
Nordstrom, Inc.
4.00%, 10/15/21	85	89
Omnicom Group, Inc.
4.45%, 8/15/20	70	72
Petrobras International Finance Co.
5.75%, 1/20/20 (e)	175	188
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	110	135
Quest Diagnostics, Inc.
6.95%, 7/1/37	95	119
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	35	48
Sanofi
4.00%, 3/29/21 (e)	135	150
Sonoco Products Co.
5.75%, 11/1/40	100	107
Teck Resources Ltd.,
4.75%, 1/15/22 (e)	85	92
6.25%, 7/15/41	100	116
Telecom Italia Capital SA,
7.00%, 6/4/18	85	80
7.18%, 6/18/19 (e)	35	33
Telefonica Europe BV
8.25%, 9/15/30	195	215
Telstra Corp., Ltd.
4.80%, 10/12/21 (b)	100	106
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	215	219
Time Warner Cable, Inc.,
6.75%, 6/15/39	40	47
8.75%, 2/14/19	55	70
Time Warner, Inc.,
4.70%, 1/15/21	100	108
4.75%, 3/29/21	90	98
5.88%, 11/15/16	75	87
Vale Overseas Ltd.,
5.63%, 9/15/19	110	122
6.88%, 11/10/39	20	23
Verizon Communications, Inc.,
4.60%, 4/1/21 (e)	30	34
4.75%, 11/1/41	100	108
8.95%, 3/1/39	50	80
VF Corp.
3.50%, 9/1/21	105	109
Vivendi SA
6.63%, 4/4/18 (b)	120	137
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	85	86
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	129

	Face Amount (000)	Value (000)
WPP Finance 2010
4.75%, 11/21/21 (b)	$90	$90
WPP Finance UK
8.00%, 9/15/14	100	112
		9,465
Utilities (3.5%)
EDF SA
4.60%, 1/27/20 (b)(e)	80	82
Enel Finance International N.V.
5.13%, 10/7/19 (b)	275	246
Energy Transfer Partners LP
9.00%, 4/15/19	125	149
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	55
6.50%, 1/31/19, Series N	160	187
Exelon Generation Co., LLC
6.25%, 10/1/39	315	385
FirstEnergy Solutions Corp.
6.05%, 8/15/21	225	250
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	175	171
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	183
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	191
8.75%, 5/1/19	65	83
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	151
		2,133
		20,861
Municipal Bonds (1.5%)
Chicago Transit Authority
6.20%, 12/1/40	100	113
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	40	49
City of New York, NY,
Series G-1
5.97%, 3/1/36	85	101
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	154
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	95
6.66%, 4/1/57	155	159
New York City Transitional Finance Authority
5.27%, 5/1/27	80	100
State of California,
General Obligation Bonds
5.95%, 4/1/16	175	198
		969

	Face Amount (000)	Value (000)
Sovereign (0.7%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	$100	$112
Brazilian Government International Bond
6.00%, 1/17/17	190	222
Korea Development Bank
4.38%, 8/10/15	130	134
		468
U.S. Agency Securities (2.0%)
Federal National Mortgage Association,
1.25%, 9/28/16	230	231
5.38%, 6/12/17	700	847
6.63%, 11/15/30 (e)	100	148
		1,226
U.S. Treasury Securities (13.5%)
U.S. Treasury Bond
3.88%, 8/15/40 (e)	1,840	2,206
U.S. Treasury Notes,
1.25%, 10/31/15	2,165	2,221
1.75%, 3/31/14	480	496
1.75%, 7/31/15 (e)	1,170	1,221
2.25%, 3/31/16 (e)	2,105	2,246
		8,390
Total Fixed Income Securities (Cost $58,504)		60,695

	Shares
Short-Term Investments (16.1%)
Securities held as Collateral on Loaned Securities (7.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	3,423,464	3,423

	Face Amount (000)
Repurchase Agreements (2.0%)
Barclays Capital, Inc., (0.02%, dated 12/30/11, due 1/3/12; proceeds $147; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.50% due 5/15/38; valued at $150)	$147	147
Merrill Lynch & Co., Inc., (0.07%, dated 12/30/11, due 1/3/12; proceeds $1,092; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 11/20/41; valued at $1,114)	1,092	1,092
		1,239
Total Securities held as Collateral on Loaned Securities (Cost $4,662)		4,662

	Shares	Value (000)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	2,788,305	$2,788

	Face Amount (000)
U.S. Treasury Securities (4.1%)
U.S. Treasury Bills,
0.02%, 3/22/12 (e)(h)(i)(j)	$673	673
0.05%, 6/7/12 (h)	1,875	1,875
		2,548
Total Short-Term Investments (Cost $9,998)		9,998
Total Investments (113.8%) (Cost $68,502) Including $8,076 of Securities Loaned (k)+		70,693
Liabilities in Excess of Other Assets (-13.8%)		(8,550)
Net Assets (100.0%)		$62,143

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2011.
(e)

The value of loaned securities and related collateral outstanding at December 31, 2011 were approximately $8,076,000 and $8,218,000, respectively. The Portfolio received cash collateral of approximately $4,662,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2011, there was uninvested cash of approximately $34,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,522,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the three months ended December 31, 2011, the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $161,000, including net realized gains of approximately $24,000.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at December 31, 2011.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	All or a portion of the security was pledged as collateral for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $68,502,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,191,000 of which approximately $2,801,000 related to appreciated securities and approximately $610,000 related to depreciated securities.

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	35	$7,719	Mar-12	$4
U.S. Treasury 5 yr. Note	4	493	Mar-12	1
Short:
U.S. Treasury 10 yr. Note	55	(7,212)	Mar-12	(56)
U.S. Treasury 30 yr. Bond	5	(724)	Mar-12	(2)
				$(53)

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$1,457	3 Month LIBOR	Receive	11/15/19	$(105)	$(469)
Barclays Capital	2,380	3 Month LIBOR	Pay	11/15/19	59	260
						$(209)

LIBOR                      London Interbank Offered Rate.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$16,830	$—	$16,830
Asset-Backed Securities	—	4,206	—	4,206
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,588	—	4,588
Commercial Mortgage Backed Securities	—	3,157	—	3,157
Corporate Bonds	—	20,861	—	20,861
Municipal Bonds	—	969	—	969
Sovereign	—	468	—	468
U.S. Agency Securities	—	1,226	—	1,226
U.S. Treasury Securities	—	8,390	—	8,390
Total Fixed Income Securities	—	60,695	—	60,695
Short-Term Investments
Investment Companies	6,211	—	—	6,211
Repurchase Agreements	—	1,239	—	1,239
U.S. Treasury Securities	—	2,548	—	2,548
Total Short-Term Investments	6,211	3,787	—	9,998
Futures Contracts	5	—	—	5
Zero Coupon Swap Agreements	—	260	—	260
Total Assets	6,216	64,742	—	70,958
Liabilities:
Futures Contracts	(58)	—	—	(58)
Zero Coupon Swap Agreements	—	(469)	—	(469)
Total Liabilities	(58)	(469)	—	(527)
Total	$6,158	$64,273	$—	$70,431

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Agency Adjustable Rate Mortgages (0.7%)
Federal National Mortgage Association,
Conventional Pools:
2.40%, 5/1/35 (a)	$1,955	$2,060

Agency Fixed Rate Mortgages (27.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	1	1
13.00%, 6/1/19	1	1
Gold Pools:
4.00%, 12/1/41	2,997	3,149
4.50%, 3/1/41	7,418	7,866
5.00%, 10/1/35	387	416
5.50%, 5/1/37	173	188
6.00%, 2/1/32 — 10/1/38	2,765	3,047
6.50%, 3/1/16 — 8/1/33	495	561
7.00%, 6/1/28 — 11/1/31	154	178
7.50%, 5/1/16 — 5/1/35	485	576
8.00%, 8/1/32	235	285
8.50%, 8/1/31	299	367
January TBA:
4.00%, 1/25/42 (b)	1,000	1,049
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 — 12/1/41	9,978	10,496
4.50%, 8/1/40 — 8/1/41	5,811	6,193
5.00%, 1/1/37 — 3/1/41	3,573	3,875
5.50%, 6/1/35 — 5/1/41	11,980	13,118
6.00%, 12/1/31 — 10/1/38	3,203	3,531
6.50%, 11/1/23 — 12/1/36	5,982	6,820
7.00%, 11/1/13 — 1/1/34	883	1,020
7.50%, 8/1/37	699	835
8.00%, 2/1/12 — 4/1/33	544	658
8.50%, 1/1/15 — 10/1/32	513	627
9.50%, 4/1/30	780	933
11.25%, 8/1/13	1	1
12.00%, 11/1/15	27	28
12.50%, 9/1/15	5	6
January TBA:
4.00%, 1/25/42 (b)	6,535	6,867
4.50%, 1/25/42 (b)	2,550	2,714
Government National Mortgage Association,
January TBA:
3.50%, 1/25/42 (b)	3,125	3,265
Various Pools:
4.50%, 8/15/39 — 5/15/40	3,117	3,403
		82,074
Asset-Backed Securities (3.4%)
ARI Fleet Lease Trust
1.73%, 8/15/18 (a)(c)	273	273
CLI Funding LLC
4.50%, 3/18/26 (c)	1,259	1,219
Contimortgage Home Equity Trust
8.10%, 8/15/25	44	43

	Face Amount (000)	Value (000)
CVS Pass-Through Trust
6.04%, 12/10/28	$1,470	$1,534
FUEL Trust
4.21%, 4/15/16 (c)	860	868
Mid-State Trust
8.33%, 4/1/30	35	35
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	1,075	1,075
SLM Student Loan Trust
4.37%, 4/17/28 (c)	825	839
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	713	707
U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	1,606	1,667
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (c)	1,950	1,953
		10,213
Collateralized Mortgage Obligations - Agency Collateral Series (5.9%)
Federal Home Loan Mortgage Corporation,
IO
0.69%, 1/25/21 (a)	10,149	423
IO PAC REMIC
6.19%, 6/15/40 (a)	14,630	2,586
IO REMIC
5.00%, 12/15/20 — 12/15/37	5,808	829
5.86%, 7/15/37 (a)	3,455	524
IO STRIPS
7.50%, 12/1/29	94	17
8.00%, 1/1/28	163	33
PAC REMIC
9.50%, 4/15/20	1	2
10.00%, 6/15/20	1	2
Federal National Mortgage Association,
IO
6.10%, 9/25/20 (a)	10,172	2,922
IO PAC REMIC
8.00%, 9/18/27	433	89
IO REMIC
5.00%, 8/25/37	2,912	208
6.00%, 7/25/33	741	102
IO STRIPS
6.50%, 9/1/29 — 12/1/29	1,867	287
8.00%, 4/1/24	536	100
8.50%, 10/1/25	138	32
9.00%, 11/1/26	129	31
REMIC
6.61%, 1/25/42 (a)(d)	1,525	1,487
7.00%, 9/25/32	910	1,058
9.06%, 10/25/41 (a)(d)	991	986
62.62%, 9/25/20 (a)(d)	11	22
Government National Mortgage Association,
IO PAC REMIC
4.50%, 6/20/39	2,813	377
IO REMIC
0.84%, 8/20/58 (a)	17,288	519

	Face Amount (000)	Value (000)
5.00%, 2/16/41	$970	$171
5.17%, 6/20/41 (a)	4,336	615
5.77%, 11/16/40 (a)	5,293	1,069
5.97%, 10/20/37 (a)	3,748	267
6.30%, 6/20/40 (a)	3,928	663
6.32%, 4/16/41 (a)	7,099	1,329
6.39%, 4/16/41 (a)	3,896	641
		17,391
Commercial Mortgage Backed Securities (4.8%)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.64%, 4/10/49 (a)	795	745
Bear Stearns Commercial Mortgage Securities,
5.36%, 2/11/44	700	544
5.47%, 1/12/45 (a)	1,526	1,726
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (a)(e)	1,285	1,269
5.73%, 3/15/49 (a)(e)	435	449
DBUBS Mortgage Trust
5.45%, 7/10/44 (a)(c)	325	297
FREMF Mortgage Trust,
4.89%, 7/25/44 (a)(c)	1,115	1,037
5.16%, 2/25/47 (a)(c)	525	473
Greenwich Capital Commercial Funding Corp.,
5.48%, 3/10/39	675	637
5.87%, 12/10/49 (a)	2,185	1,947
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	1,100	1,186
4.80%, 7/15/46 (c)	775	710
5.89%, 2/12/51 (a)	540	544
6.06%, 2/15/51 (a)	730	682
LB-UBS Commercial Mortgage Trust,
5.28%, 2/15/41 (a)	1,600	1,290
6.01%, 9/15/45 (a)	835	789
		14,325
Corporate Bonds (36.9%)
Finance (15.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (c)(f)	800	805
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	439	412
Aegon N.V.
4.63%, 12/1/15	830	861
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (f)	496	541
American International Group, Inc.
6.40%, 12/15/20 (f)	850	859
Banco Votorantim SA
5.25%, 2/11/16 (c)	700	711
Barclays Bank PLC
6.05%, 12/4/17 (c)	600	545
BBVA Bancomer SA
4.50%, 3/10/16 (c)	1,000	985

	Face Amount (000)	Value (000)
BBVA US Senior SAU
3.25%, 5/16/14 (f)	$400	$379
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	1,090	1,280
BNP Paribas SA
5.00%, 1/15/21 (f)	615	593
Brandywine Operating Partnership LP
4.95%, 4/15/18	750	739
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	319
Capital One Bank, USA NA
8.80%, 7/15/19	555	636
Cigna Corp.
2.75%, 11/15/16	740	739
Citigroup, Inc.,
5.88%, 5/29/37 (e)	489	490
8.50%, 5/22/19 (e)	704	830
CNA Financial Corp.
5.75%, 8/15/21	315	322
Coventry Health Care, Inc.
5.45%, 6/15/21	540	601
Credit Suisse
6.00%, 2/15/18 (f)	369	364
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	600	611
Digital Realty Trust LP
4.50%, 7/15/15	400	408
Discover Bank
7.00%, 4/15/20	575	603
ERP Operating LP
4.63%, 12/15/21	205	210
Farmers Insurance Exchange
8.63%, 5/1/24 (c)	845	1,049
General Electric Capital Corp.,
5.30%, 2/11/21 (f)	630	675
6.00%, 8/7/19	1,694	1,949
Genworth Financial, Inc.
7.20%, 2/15/21 (f)	625	571
Goldman Sachs Group, Inc. (The)
6.15%, 4/1/18	1,910	1,974
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (c)	850	866
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	656
HBOS PLC,
Series G
6.75%, 5/21/18 (c)	1,388	1,114
Health Care REIT, Inc.,
4.75%, 7/15/27	520	595
6.13%, 4/15/20	100	104
HSBC Holdings PLC
5.10%, 4/5/21	1,625	1,730
Intesa Sanpaolo SpA
6.50%, 2/24/21 (c)	440	362
JPMorgan Chase Bank NA
6.00%, 10/1/17	715	770

	Face Amount (000)	Value (000)
Lloyds TSB Bank PLC,
MTN
5.80%, 1/13/20 (c)	$575	$547
Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	490	453
Macquarie Group Ltd.
6.00%, 1/14/20 (c)	588	552
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	896
MetLife, Inc.
7.72%, 2/15/19	285	358
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	225	231
Nationwide Building Society
6.25%, 2/25/20 (c)	1,195	1,188
Nationwide Financial Services
5.38%, 3/25/21 (c)	450	443
Nordea Bank AB
4.88%, 5/13/21 (c)	765	648
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	791	833
Principal Financial Group, Inc.
8.88%, 5/15/19	658	820
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)(c)	550	485
Regions Financial Corp.
5.75%, 6/15/15	545	526
Reinsurance Group of America, Inc.
6.45%, 11/15/19	824	927
Santander Holdings USA, Inc.
4.63%, 4/19/16 (f)	250	240
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (c)	1,200	1,090
Simon Property Group LP
4.13%, 12/1/21	525	550
SLM Corp.,
MTN
6.25%, 1/25/16	580	565
Societe Generale SA
5.20%, 4/15/21 (c)	455	387
Standard Chartered Bank
6.40%, 9/26/17 (c)	790	814
SunTrust Banks, Inc.
3.50%, 1/20/17	495	498
Svenska Handelsbanken AB
3.13%, 7/12/16 (f)	890	896
UBS AG
4.88%, 8/4/20	605	602
UnitedHealth Group, Inc.,
3.38%, 11/15/21 (f)	235	244
4.63%, 11/15/41 (f)	265	280
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	925	895
Vornado Realty LP,
3.88%, 4/15/25	507	520

	Face Amount (000)	Value (000)
5.00%, 1/15/22	$200	$202
Wachovia Bank NA
6.00%, 11/15/17	415	459
Wachovia Corp.
5.63%, 10/15/16 (f)	400	436
WEA Finance LLC
4.63%, 5/10/21 (c)	650	639
Wells Operating Partnership II LP
5.88%, 4/1/18	800	822
		46,304
Industrials (18.8%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19 (f)	100	97
6.25%, 6/1/21 (f)	280	273
Altria Group, Inc.,
4.13%, 9/11/15	45	49
9.25%, 8/6/19	687	924
AMERIGROUP Corp.
7.50%, 11/15/19	415	429
Amgen, Inc.,
2.50%, 11/15/16 (f)	430	436
3.88%, 11/15/21	145	147
ArcelorMittal
9.85%, 6/1/19 (f)	666	742
Archer-Daniels-Midland Co.
0.88%, 2/15/14	535	540
AT&T, Inc.
6.30%, 1/15/38	500	616
BAA Funding Ltd.
4.88%, 7/15/21 (c)	750	773
Barrick North America Finance LLC
4.40%, 5/30/21	430	467
BAT International Finance PLC
9.50%, 11/15/18 (c)(f)	930	1,265
Bemis Co., Inc.
4.50%, 10/15/21	525	557
Best Buy Co., Inc.
3.75%, 3/15/16 (f)	920	907
Bombardier, Inc.
7.75%, 3/15/20 (c)	575	630
Boston Scientific Corp.
6.00%, 1/15/20	480	537
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	690
CBS Corp.
8.88%, 5/15/19	500	643
CenturyLink, Inc.
6.45%, 6/15/21	440	442
CF Industries, Inc.
6.88%, 5/1/18	1,075	1,234
Chesapeake Energy Corp.
2.50%, 5/15/37	455	411
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (c)(f)	760	699
Comcast Corp.,

	Face Amount (000)	Value (000)
5.15%, 3/1/20	$555	$632
5.70%, 5/15/18	98	113
ConAgra Foods, Inc.
8.25%, 9/15/30	540	687
Concho Resources, Inc.
7.00%, 1/15/21	115	124
Constellation Brands, Inc.
7.25%, 9/1/16	370	408
Continental Resources, Inc.
7.13%, 4/1/21	575	627
Cooper US, Inc.
5.25%, 11/15/12	846	879
Corning, Inc.
7.25%, 8/15/36	270	326
COX Communications, Inc.
8.38%, 3/1/39 (c)(f)	164	220
CRH America, Inc.
6.00%, 9/30/16	580	620
CSC Holdings LLC
6.75%, 11/15/21 (c)(f)	470	497
Daimler Finance North America LLC,
7.30%, 1/15/12	622	623
8.50%, 1/18/31	224	314
Darden Restaurants, Inc.
6.20%, 10/15/17	520	597
Delhaize Group SA
5.70%, 10/1/40	758	781
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
7.63%, 5/15/16	332	353
DISH DBS Corp.
7.13%, 2/1/16	580	628
Ecolab, Inc.,
3.00%, 12/8/16	435	450
4.35%, 12/8/21 (f)	155	166
Expedia, Inc.
5.95%, 8/15/20	235	237
Fiserv, Inc.
3.13%, 6/15/16	360	367
FMG Resources August 2006 Pty Ltd.,
6.38%, 2/1/16 (c)	380	370
6.88%, 2/1/18 (c)	140	135
Frontier Communications Corp.
8.50%, 4/15/20 (f)	75	77
Gap, Inc. (The)
5.95%, 4/12/21	645	616
Gazprom OAO Via Gaz Capital SA
6.51%, 3/7/22 (c)	340	347
Georgia-Pacific LLC,
7.75%, 11/15/29	385	486
8.88%, 5/15/31	480	662
Gilead Sciences, Inc.
5.65%, 12/1/41	490	545
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	735	782
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	630	737

	Face Amount (000)	Value (000)
Hewlett-Packard Co.
4.65%, 12/9/21 (f)	$780	$825
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	483	498
Home Depot, Inc. (The)
5.88%, 12/16/36	793	999
Hyatt Hotels Corp.
6.88%, 8/15/19 (c)	545	609
Ingram Micro, Inc.
5.25%, 9/1/17	295	304
Intel Corp.
2.95%, 12/15/35	588	615
International Game Technology
3.25%, 5/1/14 (f)	492	585
JC Penney Co., Inc.
5.65%, 6/1/20	310	305
JC Penney Corp., Inc.
6.38%, 10/15/36	647	544
Kinross Gold Corp.
5.13%, 9/1/21 (c)(f)	520	511
KLA-Tencor Corp.
6.90%, 5/1/18	659	761
Kraft Foods, Inc.
7.00%, 8/11/37	170	228
Lafarge SA
6.20%, 7/9/15 (c)	765	779
Lam Research Corp.
1.25%, 5/15/18 (c)	651	614
Life Technologies Corp.
6.00%, 3/1/20	605	677
LyondellBasell Industries N.V.
6.00%, 11/15/21 (c)(f)	85	89
MeadWestvaco Corp.
7.38%, 9/1/19 (f)	155	180
Medtronic, Inc.,
Series B
1.63%, 4/15/13	563	570
Micron Technology, Inc.
1.88%, 6/1/14 (f)	466	447
Microsoft Corp.
Zero Coupon, 6/15/13 (c)(f)	534	543
Molson Coors Brewing Co.
2.50%, 7/30/13 (f)	497	529
NBC Universal Media LLC
5.15%, 4/30/20	915	1,020
News America, Inc.
4.50%, 2/15/21 (f)	340	357
Omnicom Group, Inc.
4.45%, 8/15/20	470	485
Petrobras International Finance Co.
5.75%, 1/20/20 (f)	625	672
QEP Resources, Inc.
6.88%, 3/1/21	385	417
Quest Diagnostics, Inc.
6.95%, 7/1/37	400	499
RadioShack Corp.
2.50%, 8/1/13 (c)	563	541

	Face Amount (000)	Value (000)
Sable International Finance Ltd.
7.75%, 2/15/17 (c)	$1,000	$1,005
SBA Telecommunications, Inc.
8.25%, 8/15/19	685	748
Sonoco Products Co.
5.75%, 11/1/40	370	397
Symantec Corp.,
Series B
1.00%, 6/15/13 (f)	488	546
Teck Resources Ltd.,
4.75%, 1/15/22 (f)	380	409
6.25%, 7/15/41	435	504
Telecom Italia Capital SA,
7.00%, 6/4/18	310	290
7.18%, 6/18/19 (f)	230	216
Telefonica Europe BV
8.25%, 9/15/30	811	894
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,000	1,019
Time Warner, Inc.,
4.70%, 1/15/21	200	216
4.75%, 3/29/21 (f)	405	440
5.88%, 11/15/16	170	196
7.70%, 5/1/32	66	86
Transocean, Inc.
6.38%, 12/15/21 (f)	375	399
Vale Overseas Ltd.,
5.63%, 9/15/19	694	768
6.88%, 11/10/39	104	120
Verisk Analytics, Inc.
5.80%, 5/1/21	550	593
Verizon Communications, Inc.
4.75%, 11/1/41	805	870
Vivendi SA
6.63%, 4/4/18 (c)(f)	758	863
Warner Chilcott Co.LLC
7.75%, 9/15/18 (f)	290	298
Wesfarmers Ltd.
2.98%, 5/18/16 (c)	390	394
WPP Finance 2010
4.75%, 11/21/21 (c)	415	413
WPP Finance UK
8.00%, 9/15/14	664	740
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20 (f)	350	390
		55,931
Utilities (2.5%)
Enel Finance International N.V.
5.13%, 10/7/19 (c)	655	586
Energy Transfer Partners LP
9.00%, 4/15/19	660	786
Enterprise Products Operating LLC
5.20%, 9/1/20	635	704
EQT Corp.,
4.88%, 11/15/21	375	379

	Face Amount (000)	Value (000)
8.13%, 6/1/19	$215	$253
Exelon Generation Co. LLC
6.25%, 10/1/39	795	972
FirstEnergy Solutions Corp.
6.05%, 8/15/21	869	966
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (c)	1,125	1,101
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 6/15/22 (f)	225	236
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	614	732
PPL WEM Holdings PLC
3.90%, 5/1/16 (c)	625	627
		7,342
		109,577
Mortgages - Other (7.4%)
American Home Mortgage Investment Trust
0.47%, 12/25/46 (a)	1,623	810
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (a)	1,221	757
5.91%, 10/25/36 (a)	2,050	1,234
6.00%, 4/25/36	865	840
Banc of America Funding Corp.
0.66%, 8/25/36 (a)	769	645
Chase Mortgage Finance Corp.,
5.50%, 11/25/35	1,048	971
6.00%, 11/25/36	1,230	1,015
Chaseflex Trust
6.00%, 2/25/37	2,003	1,354
Countrywide Alternative Loan Trust
0.64%, 9/25/35 (a)	1,934	923
Countrywide Home Loan Mortgage Pass-Through Trust
0.59%, 4/25/46 (a)	2,533	661
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	1,290	848
GMAC Mortgage Corp. Loan Trust
4.25%, 7/25/40 (c)	20	20
GS Mortgage Securities Corp.
7.50%, 9/25/36 (a)(c)	1,490	1,132
JP Morgan Mortgage Trust,
6.00%, 6/25/37	973	875
6.25%, 7/25/36	1,433	1,344
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	2,845	2,570
6.50%, 9/25/37	2,169	1,471
Luminent Mortgage Trust
0.43%, 1/25/37 (a)	790	412
Structured Asset Mortgage Investments, Inc.
0.52%, 8/25/36 (a)	2,617	569
WaMu Mortgage Pass-Through Certificates,
0.98%, 5/25/47 (a)	1,652	950
1.19%, 7/25/46 (a)	2,087	1,205

	Face Amount (000)	Value (000)
5.28%, 6/25/37 (a)	$2,152	$1,478
		22,084
Municipal Bonds (2.1%)
Chicago Transit Authority
6.20%, 12/1/40	665	751
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255	313
City of New York, NY,
Series G-1
5.97%, 3/1/36	545	649
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	1,040
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	563	596
6.66%, 4/1/57	1,076	1,105
New York City Transitional Finance Authority
5.27%, 5/1/27	540	674
State of California,
General Obligation Bonds
5.95%, 4/1/16	830	936
		6,064
Sovereign (1.5%)
Bermuda Government International Bond
5.60%, 7/20/20 (c)	775	870
Brazilian Government International Bond
6.00%, 1/17/17	1,096	1,282
Korea Development Bank
4.38%, 8/10/15	875	902
Korea Finance Corp.
4.63%, 11/16/21	670	668
Qatar Government International Bond
4.00%, 1/20/15 (c)	645	678
		4,400
U.S. Agency Securities (1.6%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19 (f)	3,500	4,002
6.75%, 3/15/31	470	708
		4,710
U.S. Treasury Securities (5.2%)
U.S. Treasury Bond
3.88%, 8/15/40 (f)	11,560	13,859
U.S. Treasury Note
2.38%, 6/30/18	1,470	1,576
		15,435
Total Fixed Income Securities (Cost $284,582)		288,333

	Shares	Value (000)
Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	8,348,616	$8,349

	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.02%, dated 12/30/11, due 1/3/12; proceeds $358; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.50% due 5/15/38; valued at $366)	$358	358
Merrill Lynch & Co., Inc., (0.07%, dated 12/30/11, due 1/3/12; proceeds $2,663; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 11/20/41; valued at $2,716)	2,663	2,663
		3,021
Total Securities held as Collateral on Loaned Securities (Cost $11,370)		11,370

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	6,636,819	6,637

	Face Amount (000)
U.S. Treasury Securities (4.6%)
U.S. Treasury Bills,
0.02%, 3/22/12 (f)(h)(i)	$290	290
0.05%, 6/7/12 (h)	13,300	13,298
		13,588
Total Short-Term Investments (Cost $31,594)		31,595
Total Investments (107.8%) (Cost $316,176) Including $18,265 of Securities Loaned (j)+		319,928
Liabilities in Excess of Other Assets (-7.8%)		(23,044)
Net Assets (100.0%)		$296,884

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2011.

(e)

For the three months ended December 31, 2011, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $645,000, including net realized gains of approximately $98,000.

(f)

The value of loaned securities and related collateral outstanding at December 31, 2011 were approximately $18,265,000 and $18,577,000, respectively. The Portfolio received cash collateral of approximately $11,453,000 of which $11,370,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2011, there was uninvested cash of approximately $83,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $7,124,000 was received in the form of U.S. Government Obligation, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at December 31, 2011.
(i)	All or a portion of the security was pledged as collateral for swap agreements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $316,176,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,752,000 of which approximately $12,448,000 related to appreciated securities and approximately $8,696,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	CHF	592		$630		1/20/12	USD	640		$640		$10
JPMorgan Chase	SEK	3,010		438		1/20/12	USD	446		446		8
UBS AG	USD	—	@	—	@	1/20/12	JPY	—	@	—	@	—	@
UBS AG	USD	1,422		1,422		1/20/12	NOK	8,215		1,373		(49)
				$2,490						$2,459		$(31)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	220	$48,520	Mar-12	$27
U.S. Treasury 5 yr. Note	156	19,228	Mar-12	71

Short:
U.S. Treasury 10 yr. Note	202	(26,487)	Mar-12	(201)
U.S. Treasury 30 yr. Bond	16	(2,317)	Mar-12	(14)
U.S. Treasury Ultra Long Bond	9	(1,442)	Mar-12	(7)
				$(124)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	14,435	$643
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$19,325	(786)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	18,225	(641)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$23,970	866
Barclays Capital	3 Month STIBOR	Pay	2.76	7/30/12	SEK	430,907	690
Barclays Capital	3 Month STIBOR	Pay	2.30	9/12/12		202,810	161
Barclays Capital	3 Month STIBOR	Receive	2.89	7/29/13		504,834	(771)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	18,197	1,155
Goldman Sachs - International	3 Month CDOR	Receive	2.70	7/15/15		44,000	(1,150)
							$167

@	—	Value is less than $500.
CDOR		Canadian Dealer Offered Rate.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,060	$—	$2,060
Agency Fixed Rate Mortgages	—	82,074	—	82,074
Asset-Backed Securities	—	10,213	—	10,213
Collateralized Mortgage Obligations - Agency Collateral Series	—	17,391	—	17,391
Commercial Mortgage Backed Securities	—	14,325	—	14,325
Corporate Bonds	—	109,577	—	109,577
Mortgages - Other	—	22,084	—	22,084
Municipal Bonds	—	6,064	—	6,064
Sovereign	—	4,400	—	4,400
U.S. Agency Securities	—	4,710	—	4,710
U.S. Treasury Securities	—	15,435	—	15,435
Total Fixed Income Securities	—	288,333	—	288,333
Short-Term Investments
Investment Company	14,986	—	—	14,986
Repurchase Agreements	—	3,021	—	3,021
U.S. Treasury Securities	—	13,588	—	13,588
Total Short-Term Investments	14,986	16,609	—	31,595
Foreign Currency Exchange Contracts	—	18	—	18
Futures Contracts	98	—	—	98
Interest Rate Swap Agreements	—	3,515	—	3,515
Total Assets	15,084	308,475	—	323,559
Liabilities:
Foreign Currency Exchange Contracts	—	(49)	—	(49)
Futures Contracts	(222)	—	—	(222)
Interest Rate Swap Agreements	—	(3,348)	—	(3,348)
Total Liabilities	(222)	(3,397)	—	(3,619)
Total	$14,862	$305,078	$—	$319,940

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.5%)
Agency Fixed Rate Mortgages (6.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 2/1/32 — 10/1/38	$666	$733
6.50%, 7/1/25 — 3/1/32	103	118
7.50%, 5/1/16 — 5/1/35	139	158
8.00%, 8/1/32	46	56
8.50%, 8/1/31	49	60
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/41	187	199
5.00%, 3/1/41	285	309
5.50%, 8/1/35	548	598
6.00%, 12/1/31	15	16
6.50%, 6/1/26 — 2/1/39	531	598
7.00%, 10/1/28 — 6/1/32	85	100
7.50%, 8/1/37	120	143
8.00%, 2/1/12 — 4/1/33	88	107
8.50%, 10/1/32	89	109
11.25%, 8/1/13	3	3
Government National Mortgage Association,
Various Pools:
4.50%, 4/15/39 — 8/15/39	591	646
		3,953
Asset-Backed Securities (6.4%)
Ally Master Owner Trust
2.88%, 4/15/15 (a)	250	254
ARI Fleet Lease Trust
1.73%, 8/15/18 (a)(b)	48	48
Brazos Higher Education Authority
1.27%, 7/25/29 (b)	375	365
CLI Funding LLC
4.50%, 3/18/26 (a)	233	226
CVS Pass-Through Trust,
6.04%, 12/10/28	195	204
8.35%, 7/10/31 (a)	144	176
Discover Card Master Trust
0.63%, 8/15/16 (b)	325	326
Enterprise Fleet Financing LLC
1.43%, 10/20/16 (a)	225	225
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	200	203
FUEL Trust
4.21%, 4/15/16 (a)	200	202
Great America Leasing Receivables
1.69%, 2/15/14 (a)	325	326
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	300	300
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (a)	400	401
MMCA Automobile Trust
1.22%, 1/15/15 (a)	250	250
North Carolina State Education Assistance Authority
1.32%, 1/26/26 (b)	250	242

	Face Amount (000)	Value (000)
Panhandle-Plains Higher Education Authority, Inc.
1.53%, 7/1/24 (b)	$125	$122
Residential Asset Securities Corp.
0.40%, 4/25/37 (b)	5	4
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (a)	238	236
		4,110
Collateralized Mortgage Obligations - Agency Collateral Series (4.5%)
Federal Home Loan Mortgage Corporation,
2.70%, 5/25/18	375	387
3.15%, 2/25/18	250	265
3.87%, 4/25/21	350	385
IO
0.69%, 1/25/21 (b)	2,587	108
IO STRIPS
8.00%, 1/1/28	31	6
PAC REMIC
10.00%, 6/15/20	3	3
Federal National Mortgage Association,
3.76%, 6/25/21	120	131
IO
6.10%, 9/25/20 (b)	1,975	567
REMIC
6.03%, 10/25/40 (b)	157	179
6.61%, 1/25/42 (b)(c)	335	327
7.00%, 9/25/32	181	210
9.06%, 10/25/41 (b)(c)	247	246
Government National Mortgage Association,
IO REMIC
0.84%, 8/20/58 (b)	3,302	99
		2,913
Commercial Mortgage Backed Securities (1.3%)
DBUBS Mortgage Trust
5.47%, 11/10/46 (a)(b)	210	208
GS Mortgage Securities Corp. II
5.36%, 3/10/44 (a)(b)	200	183
JP Morgan Chase Commercial Mortgage Securities Corp.
4.39%, 7/15/46 (a)	400	431
		822
Corporate Bonds (77.1%)
Finance (34.7%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)(d)	195	196
Abbey National Treasury Services PLC
3.88%, 11/10/14 (a)	146	137
Aegon N.V.
4.63%, 12/1/15	320	332
American Financial Group, Inc.
9.88%, 6/15/19	300	349
American International Group, Inc.
6.40%, 12/15/20 (d)	670	677

	Face Amount (000)	Value (000)
Bank of America Corp.,
5.63%, 7/1/20	$850	$786
5.75%, 12/1/17	465	440
Barclays Bank PLC,
5.13%, 1/8/20 (d)	300	309
6.05%, 12/4/17 (a)	115	104
6.75%, 5/22/19 (d)	266	295
BBVA US Senior SAU
3.25%, 5/16/14	200	190
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17 (d)	200	212
6.40%, 10/2/17	285	319
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (d)	265	276
BNP Paribas SA
5.00%, 1/15/21 (d)	320	309
Boston Properties LP,
3.70%, 11/15/18	275	281
5.88%, 10/15/19	30	34
Brandywine Operating Partnership LP
4.95%, 4/15/18	215	212
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	70	74
7.13%, 6/15/12	230	236
Capital One Bank, USA NA
8.80%, 7/15/19	285	326
Capital One Capital VI
8.88%, 5/15/40 (d)	150	156
Cigna Corp.
2.75%, 11/15/16	330	330
Citigroup, Inc.,
6.13%, 11/21/17 — 5/15/18 (e)	930	992
8.50%, 5/22/19 (e)	76	90
Coventry Health Care, Inc.
5.45%, 6/15/21	245	273
Credit Suisse,
5.40%, 1/14/20	295	279
6.00%, 2/15/18 (d)	61	60
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)(d)	225	229
Digital Realty Trust LP
5.25%, 3/15/21	350	351
ERP Operating LP
4.63%, 12/15/21	90	92
Farmers Exchange Capital
7.05%, 7/15/28 (a)	425	451
General Electric Capital Corp.,
5.30%, 2/11/21	120	128
5.63%, 5/1/18	505	566
5.88%, 1/14/38, MTN	350	372
6.00%, 8/7/19	866	996
Goldman Sachs Group, Inc. (The),
5.25%, 7/27/21	325	318
6.15%, 4/1/18	1,040	1,075
7.50%, 2/15/19	120	133
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	280

	Face Amount (000)	Value (000)
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	$357	$287
HCP, Inc.
5.63%, 5/1/17	125	133
Health Care REIT, Inc.
6.13%, 4/15/20	160	166
HSBC Holdings PLC,
4.88%, 1/14/22 (d)	275	291
5.10%, 4/5/21	380	405
Huntington Bancshares, Inc.
7.00%, 12/15/20	140	159
Intesa Sanpaolo SpA
6.50%, 2/24/21 (a)	110	90
JPMorgan Chase & Co.,
4.35%, 8/15/21 (d)	500	506
4.95%, 3/25/20	70	74
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	400	406
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	202
Merrill Lynch & Co., Inc., MTN
6.88%, 4/25/18	217	214
MetLife, Inc.
7.72%, 2/15/19	70	88
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	140	144
Nationwide Building Society
6.25%, 2/25/20 (a)	385	383
Nationwide Financial Services
5.38%, 3/25/21 (a)	175	172
Nordea Bank AB
4.88%, 5/13/21 (a)	200	169
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	160
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	234	247
PNC Funding Corp.
5.13%, 2/8/20 (d)	110	124
Principal Financial Group, Inc.
8.88%, 5/15/19	167	208
Protective Life Corp.
7.38%, 10/15/19	175	194
Prudential Financial, Inc.
7.38%, 6/15/19	475	562
Reinsurance Group of America, Inc.
6.45%, 11/15/19	136	153
Santander Holdings USA, Inc.
4.63%, 4/19/16 (d)	55	53
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (a)	200	182
Simon Property Group LP
4.13%, 12/1/21	225	236

	Face Amount (000)	Value (000)
SLM Corp.,
6.25%, 1/25/16 MTN	$320	$311
8.00%, 3/25/20	90	91
Societe Generale SA
5.20%, 4/15/21 (a)	200	170
Standard Chartered Bank
6.40%, 9/26/17 (a)	200	206
SunTrust Banks, Inc.
3.50%, 1/20/17	175	176
Svenska Handelsbanken AB
3.13%, 7/12/16 (d)	250	252
TD Ameritrade Holding Corp.
5.60%, 12/1/19	165	179
UBS AG
5.75%, 4/25/18	255	265
UnitedHealth Group, Inc.
6.63%, 11/15/37	225	290
Ventas Realty LP/Ventas Capital Corp.
4.75%, 6/1/21	150	145
Vornado Realty LP
5.00%, 1/15/22	295	298
Wachovia Corp.
5.63%, 10/15/16	245	267
WEA Finance LLC
4.63%, 5/10/21 (a)	175	172
Willis Group Holdings PLC
4.13%, 3/15/16	175	178
XL Group Ltd.
5.75%, 10/1/21	150	159
		22,432
Industrials (34.2%)
Agilent Technologies, Inc.
5.50%, 9/14/15 (d)	126	139
Air Products & Chemicals, Inc.
2.00%, 8/2/16	180	185
Albemarle Corp.
4.50%, 12/15/20	125	134
Altria Group, Inc.,
4.13%, 9/11/15	115	125
9.25%, 8/6/19	288	387
Amgen, Inc.,
2.50%, 11/15/16 (d)	240	243
3.88%, 11/15/21	80	81
Anadarko Petroleum Corp.
6.95%, 6/15/19	150	179
Anglo American Capital PLC
9.38%, 4/8/19 (a)(d)	100	127
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15	100	108
ArcelorMittal
9.85%, 6/1/19 (d)	209	233
AstraZeneca PLC
6.45%, 9/15/37	125	169

	Face Amount (000)	Value (000)
AT&T, Inc.,
3.88%, 8/15/21 (d)	$70	$74
5.55%, 8/15/41 (d)	250	295
6.30%, 1/15/38	340	419
6.55%, 2/15/39	100	128
BAA Funding Ltd.
4.88%, 7/15/21 (a)	190	196
Barrick North America Finance LLC
4.40%, 5/30/21	245	266
BAT International Finance PLC
9.50%, 11/15/18 (a)(d)	190	258
Bemis Co., Inc.
4.50%, 10/15/21	230	244
Best Buy Co., Inc.
3.75%, 3/15/16 (d)	345	340
Boeing Capital Corp.
2.13%, 8/15/16	175	179
Boston Scientific Corp.
6.00%, 1/15/20	280	313
BP Capital Markets PLC
3.13%, 10/1/15 (d)	200	210
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	149	182
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	130	150
CenturyLink, Inc.
6.45%, 6/15/21	180	181
Comcast Corp.,
5.15%, 3/1/20	110	125
5.70%, 5/15/18	232	267
6.45%, 3/15/37	100	122
Cooper US, Inc.
5.25%, 11/15/12	139	144
Corning, Inc.
7.25%, 8/15/36	100	121
COX Communications, Inc.
8.38%, 3/1/39 (a)	191	257
CRH America, Inc.
6.00%, 9/30/16	400	428
Daimler Finance North America LLC,
7.30%, 1/15/12	163	163
8.50%, 1/18/31	211	296
Darden Restaurants, Inc.
6.20%, 10/15/17	235	270
Delhaize Group SA
5.70%, 10/1/40	125	129
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	140
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19	170	192
7.63%, 5/15/16	293	311
Dow Chemical Co. (The)
4.13%, 11/15/21	240	247
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	100	141

	Face Amount (000)	Value (000)
Ecolab, Inc.,
3.00%, 12/8/16	$190	$197
4.35%, 12/8/21 (d)	70	75
Fiserv, Inc.
3.13%, 6/15/16	190	194
Gap, Inc. (The)
5.95%, 4/12/21	185	177
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)	95	105
8.88%, 5/15/31	100	138
Gilead Sciences, Inc.,
4.50%, 4/1/21	240	255
5.65%, 12/1/41	100	111
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (a)	225	239
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	287
Hess Corp.
6.00%, 1/15/40	200	237
Hewlett-Packard Co.
4.65%, 12/9/21	285	301
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	182	188
Home Depot, Inc. (The)
5.88%, 12/16/36	222	280
Hyatt Hotels Corp.
6.88%, 8/15/19 (a)	80	89
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	163
International Paper Co.
4.75%, 2/15/22	255	272
Joy Global, Inc.
5.13%, 10/15/21	80	86
Kinross Gold Corp.
5.13%, 9/1/21 (a)(d)	130	128
KLA-Tencor Corp.
6.90%, 5/1/18	116	134
Kohl’s Corp.
6.88%, 12/15/37	104	130
Kraft Foods, Inc.,
5.38%, 2/10/20	420	485
6.88%, 1/26/39	225	301
Kroger Co. (The)
6.90%, 4/15/38	80	103
L-3 Communications Corp.,
4.75%, 7/15/20 (d)	145	144
4.95%, 2/15/21	65	65
Lorillard Tobacco Co.
8.13%, 6/23/19 (d)	300	358
Lubrizol Corp.
8.88%, 2/1/19	165	227
Marathon Petroleum Corp.,
5.13%, 3/1/21	95	99
6.50%, 3/1/41	75	85
MeadWestvaco Corp.
7.38%, 9/1/19 (d)	120	140

	Face Amount (000)	Value (000)
NBC Universal Media LLC
5.15%, 4/30/20	$265	$296
News America, Inc.
4.50%, 2/15/21 (d)	85	89
Nordstrom, Inc.
4.00%, 10/15/21	90	94
Omnicom Group, Inc.
4.45%, 8/15/20	75	77
Petro-Canada
6.80%, 5/15/38	145	188
Petrobras International Finance Co.
5.75%, 1/20/20 (d)	180	194
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	92
Quest Diagnostics, Inc.
6.95%, 7/1/37	195	243
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	320	320
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	35	48
Roper Industries, Inc.
6.25%, 9/1/19	230	272
Sanofi
4.00%, 3/29/21 (d)	150	166
Sonoco Products Co.
5.75%, 11/1/40	225	241
Teck Resources Ltd.,
4.75%, 1/15/22 (d)	200	215
6.25%, 7/15/41	235	272
Telecom Italia Capital SA,
7.00%, 6/4/18	17	16
7.18%, 6/18/19 (d)	259	243
Telefonica Europe BV
8.25%, 9/15/30	184	203
Telstra Corp. Ltd.
4.80%, 10/12/21 (a)	120	128
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	350	357
Time Warner Cable, Inc.,
6.75%, 6/15/39	80	95
8.75%, 2/14/19	100	128
Time Warner, Inc.,
4.75%, 3/29/21	100	109
7.70%, 5/1/32	340	445
Transocean, Inc.
6.38%, 12/15/21 (d)	165	176
Union Pacific Corp.
6.15%, 5/1/37	150	187
Vale Overseas Ltd.,
5.63%, 9/15/19	116	128
6.88%, 11/10/39	21	24
Valero Energy Corp.
6.13%, 2/1/20 (d)	150	167
Verisk Analytics, Inc.
5.80%, 5/1/21	185	199

	Face Amount (000)	Value (000)
Verizon Communications, Inc.,
4.60%, 4/1/21 (d)	$170	$192
4.75%, 11/1/41	225	243
6.35%, 4/1/19 (d)	125	153
8.95%, 3/1/39	150	241
VF Corp.
3.50%, 9/1/21	120	125
Vivendi SA
6.63%, 4/4/18 (a)	102	116
Waste Management, Inc.
6.13%, 11/30/39	100	123
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	100	101
Woolworths Ltd.
4.00%, 9/22/20 (a)	140	145
WPP Finance 2010
4.75%, 11/21/21 (a)	185	184
WPP Finance UK
8.00%, 9/15/14	136	152
Yum! Brands, Inc.
6.88%, 11/15/37	150	192
		22,070
Utilities (8.2%)
Duke Energy Carolinas
1.75%, 12/15/16 (d)	320	323
EDF SA
4.60%, 1/27/20 (a)(d)	90	92
Enel Finance International N.V.
5.13%, 10/7/19 (a)	300	268
Energy Transfer Partners LP
9.00%, 4/15/19	225	268
Enterprise Products Operating LLC,
5.25%, 1/31/20	25	28
6.50%, 1/31/19 Series N	529	617
EQT Corp.
4.88%, 11/15/21	200	202
Exelon Generation Co. LLC
6.25%, 10/1/39	525	642
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	496	551
6.80%, 8/15/39	125	141
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	171
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	300	343
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	306	365
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	316
PSEG Power LLC
8.63%, 4/15/31	200	296
Sempra Energy
6.00%, 10/15/39 (d)	175	217
Spectra Energy Capital LLC
8.00%, 10/1/19	50	63

	Face Amount (000)	Value (000)
UIL Holdings Corp.
4.63%, 10/1/20	$375	$389
		5,292
		49,794
Municipal Bonds (1.8%)
Chicago Transit Authority
6.20%, 12/1/40	110	124
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	40	49
City of New York, NY, Series G-1
5.97%, 3/1/36	95	113
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	231	274
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95	101
6.66%, 4/1/57	175	180
New York City Transitional Finance Authority
5.27%, 5/1/27	90	112
State of California,
General Obligation Bonds
5.95%, 4/1/16	195	220
		1,173
Sovereign (1.3%)
Bermuda Government International Bond
5.60%, 7/20/20 (a)	125	141
Brazilian Government International Bond
6.00%, 1/17/17	289	338
Korea Development Bank,
3.88%, 5/4/17 (d)	200	198
4.38%, 8/10/15	140	144
		821
Total Fixed Income Securities (Cost $61,636)		63,586

	Shares
Short-Term Investments (12.5%)
Securities held as Collateral on Loaned Securities (11.5%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	5,463,174	5,463

	Face Amount (000)
Repurchase Agreements (3.1%)
Barclays Capital, Inc., (0.02%, dated 12/30/11, due 1/3/12; proceeds $235; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.50% due 5/15/38; valued at $239)	$235	$235

Merrill Lynch & Co., Inc., (0.07%, dated 12/30/11, due 1/3/12; proceeds $1,743; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 11/20/41; valued at $1,778)	1,743	1,743
		1,978
Total Securities held as Collateral on Loaned Securities (Cost $7,441)		7,441

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	488,847	489

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
0.02%, 3/22/12 (d)(g)(h)	$125	125
Total Short-Term Investments (Cost $8,055)		8,055
Total Investments (111.0%) (Cost $69,691) Including $7,370 of Securities Loaned (i)+		71,641
Liabilities in Excess of Other Assets (-11.0%)		(7,072)
Net Assets (100.0%)		$64,569

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(c)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2011.
(d)

The value of loaned securities and related collateral outstanding at December 31, 2011 were approximately $7,370,000 and $7,495,000, respectively. The Portfolio received cash collateral of approximately $7,441,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2011, there was uninvested cash of approximately $54,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

For the three months ended December 31, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Security and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $578,000 and $546,000, respectively, including net realized gains of approximately $154,000.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at December 31, 2011.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with open futures contracts.
+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $69,691,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,950,000 of which approximately $2,439,000 related to appreciated securities and approximately $489,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.

REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	41	$9,042	Mar-12	$5
U.S. Treasury 5 yr. Note	53	6,533	Mar-12	31
U.S. Treasury Ultra Long Bond	21	3,364	Mar-12	47

Short:
U.S. Treasury 10 yr. Note	79	(10,359)	Mar-12	(72)
U.S. Treasury 30 yr. Bond	12	(1,738)	Mar-12	(23)
				$(12)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,953	$—	$3,953
Asset-Backed Securities	—	4,110	—	4,110
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,913	—	2,913
Commercial Mortgage Backed Securities	—	822	—	822
Corporate Bonds	—	49,794	—	49,794
Municipal Bonds	—	1,173	—	1,173
Sovereign	—	821	—	821
Total Fixed Income Securities	—	63,586	—	63,586
Short-Term Investments
Investment Company	5,952	—	—	5,952
Repurchase Agreements	—	1,978	—	1,978
U.S. Treasury Security	—	125	—	125
Total Short-Term Investments	5,952	2,103	—	8,055
Futures Contracts	83	—	—	83
Total Assets	6,035	65,689	—	71,724
Liabilities:
Futures Contracts	(95)	—	—	(95)
Total	$5,940	$65,689	$—	$71,629

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.46%, 1/1/38	$292	$311
Federal National Mortgage Association,
Conventional Pools:
2.40%, 5/1/35	851	897
		1,208
Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	18	21
7.50%, 11/1/19	2	3
12.00%, 6/1/15	4	4
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	1,055	1,203
7.00%, 7/1/29 — 12/1/33	65	76
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	44	48
		1,355
Asset-Backed Securities (23.4%)
Ally Master Owner Trust,
2.03%, 1/15/15 (a)(b)	275	278
2.15%, 1/15/16	700	708
2.88%, 4/15/15 (a)	650	661
American Express Credit Account Master Trust
1.53%, 3/15/17 (b)	2,325	2,393
ARI Fleet Lease Trust
1.73%, 8/15/18 (a)(b)	233	233
Bank of America Auto Trust
2.13%, 9/15/13 (a)	337	338
BMW Floorplan Master Owner Trust
1.43%, 9/15/14 (a)(b)	2,600	2,615
Capital One Multi-Asset Execution Trust
0.36%, 9/15/15 (b)	1,355	1,353
Chase Issuance Trust
1.83%, 4/15/14 (b)	1,600	1,607
Chesapeake Funding LLC
2.28%, 12/15/20 (a)(b)	374	375
Citibank Credit Card Issuance Trust
2.25%, 12/23/14 (c)	1,950	1,979
CNH Equipment Trust,
1.17%, 5/15/15	1,584	1,585
1.54%, 7/15/14	750	752
Discover Card Master Trust
1.58%, 12/15/14 (b)	3,000	3,018
Ford Credit Floorplan Master Owner Trust,
1.83%, 9/15/14 (b)	2,600	2,620
4.20%, 2/15/17 (a)	1,150	1,237
GE Capital Credit Card Master Note Trust
2.38%, 4/15/15 (b)	3,850	3,873

	Face Amount (000)	Value (000)
GE Equipment Midticket LLC
0.94%, 7/14/14 (a)	$1,200	$1,200
Harley-Davidson Motorcycle Trust,
1.16%, 2/15/15	1,825	1,830
1.74%, 9/15/13	414	415
1.87%, 2/15/14	553	555
Huntington Auto Trust
3.94%, 6/17/13 (a)	92	92
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	1,525	1,525
MMAF Equipment Finance LLC
2.37%, 11/15/13 (a)	763	765
MMCA Automobile Trust
1.39%, 1/15/14 (a)	1,025	1,026
Navistar Financial Corp. Owner Trust
1.47%, 10/18/12 (a)	40	40
Nissan Auto Lease Trust
1.12%, 12/15/13	1,625	1,629
Nissan Master Owner Trust Receivables
1.43%, 1/15/15 (a)(b)	625	630
North Carolina State Education Assistance Authority,
0.87%, 1/25/21 (b)	812	811
1.22%, 7/25/25 (b)	625	605
Panhandle-Plains Higher Education Authority, Inc.
1.53%, 7/1/24 (b)	275	269
Wheels SPV LLC
1.83%, 3/15/18 (a)(b)	313	314
		37,331
Collateralized Mortgage Obligation - Agency Collateral Series (1.4%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	1,891	2,196

Commercial Mortgage Backed Security (0.4%)
Wachovia Bank Commercial Mortgage Trust 5.32%, 7/15/41 (b)	665	716

Corporate Bonds (61.3%)
Finance (31.8%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	750
Abbey National Treasury Services PLC,
2.88%, 4/25/14	615	574
3.88%, 11/10/14 (a)	1,850	1,737
Aflac, Inc.
3.45%, 8/15/15	325	336
American Express Co.
7.25%, 5/20/14	1,680	1,877
American International Group, Inc.
3.65%, 1/15/14	745	724
Banco Bradesco SA
4.13%, 5/16/16 (a)	660	669
Bank of America Corp.,
Series 1
3.75%, 7/12/16	2,245	2,081

	Face Amount (000)	Value (000)
Bank One Corp.
5.25%, 1/30/13	$1,450	$1,500
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,026
BBVA Bancomer SA
4.50%, 3/10/16 (a)	955	941
BBVA US Senior SAU
3.25%, 5/16/14	700	663
BNP Paribas SA
3.60%, 2/23/16	920	864
BP Capital Markets PLC
3.88%, 3/10/15	595	636
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,130
Capital One Financial Corp.
7.38%, 5/23/14	875	962
Cie de Financement Foncier
2.25%, 3/7/14 (a)	1,400	1,377
Citigroup, Inc.
4.59%, 12/15/15 (c)	1,385	1,395
CNH Capital LLC
6.25%, 11/1/16 (a)	130	134
Commonwealth Bank of Australia
2.75%, 10/15/12 (a)	2,400	2,428
Credit Suisse
5.50%, 5/1/14	840	874
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,097
General Electric Capital Corp.
2.95%, 5/9/16	2,790	2,872
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	879
Goldman Sachs Group, Inc. (The)
3.63%, 2/7/16	1,250	1,209
HCP, Inc.
2.70%, 2/1/14	575	574
HSBC Finance Corp.
7.00%, 5/15/12	700	713
Intesa Sanpaolo SpA
3.63%, 8/12/15 (a)	550	456
Jefferies Group, Inc.
3.88%, 11/9/15	250	224
JPMorgan Chase & Co.
3.15%, 7/5/16	1,025	1,031
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	750
Metropolitan Life Global Funding I
2.00%, 1/10/14 (a)	950	956
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,172
National Australia Bank Ltd.
3.00%, 7/27/16 (a)	900	898
Nationwide Building Society
4.65%, 2/25/15 (a)	840	834
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	90	91

	Face Amount (000)	Value (000)
Nordea Bank AB
2.50%, 11/13/12 (a)	$1,135	$1,143
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,128
Principal Financial Group, Inc.
7.88%, 5/15/14	816	910
Prudential Financial, Inc.
4.75%, 9/17/15	930	983
Royal Bank of Scotland PLC (The)
2.63%, 5/11/12 (a)	3,230	3,251
Societe Generale SA
3.10%, 9/14/15 (a)	320	280
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	947
SunTrust Banks, Inc.
3.50%, 1/20/17	275	277
Svenska Handelsbanken AB
2.88%, 9/14/12 (a)	745	752
TD Ameritrade Holding Corp.
2.95%, 12/1/12	1,200	1,215
UBS AG
3.88%, 1/15/15	1,140	1,138
US Bancorp
2.20%, 11/15/16	940	950
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,412
		50,820
Industrials (24.6%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,351
Altria Group, Inc.
4.13%, 9/11/15	750	815
Anglo American Capital PLC
9.38%, 4/8/14 (a)	1,100	1,256
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	378
5.38%, 11/15/14	785	873
Applied Materials, Inc.
2.65%, 6/15/16	455	466
ArcelorMittal
9.00%, 2/15/15	610	675
Aristotle Holding, Inc.
2.75%, 11/21/14 (a)	580	587
AT&T, Inc.
4.95%, 1/15/13	2,510	2,617
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	942
Barrick Gold Corp.
1.75%, 5/30/14	660	667
Best Buy Co., Inc.
3.75%, 3/15/16	875	863
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	871
Comcast Corp.
6.50%, 1/15/15	870	987

	Face Amount (000)	Value (000)
COX Communications, Inc.
4.63%, 6/1/13	$690	$728
Daimler Finance North America LLC
1.88%, 9/15/14 (a)	785	781
Danaher Corp.
1.30%, 6/23/14	255	259
Delhaize Group SA
5.88%, 2/1/14	1,025	1,113
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	751
Dow Chemical Co. (The)
5.90%, 2/15/15	1,105	1,230
Ecolab, Inc.
3.00%, 12/8/16	320	331
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,025
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (a)	820	845
Hewlett-Packard Co.
3.30%, 12/9/16	815	833
Home Depot, Inc.
5.40%, 3/1/16	630	728
Kinross Gold Corp.
3.63%, 9/1/16 (a)	740	722
Kraft Foods, Inc.
6.75%, 2/19/14	875	973
Kroger Co. (The)
7.50%, 1/15/14	725	811
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,090
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,317
McKesson Corp.
3.25%, 3/1/16	1,070	1,134
NBC Universal Media LLC
2.10%, 4/1/14	835	849
News America, Inc.
5.30%, 12/15/14	455	496
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,213
Quest Diagnostics, Inc.
3.20%, 4/1/16	925	959
Stryker Corp.
2.00%, 9/30/16	715	733
Telecom Italia Capital SA
5.25%, 11/15/13	1,055	1,014
Texas Instruments, Inc.
1.38%, 5/15/14	955	967
Time Warner Cable, Inc.
8.25%, 2/14/14	700	789
Verizon Communications, Inc.
1.25%, 11/3/14	715	719
Viacom, Inc.
4.38%, 9/15/14	1,100	1,179
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,138

	Face Amount (000)	Value (000)
Waste Management, Inc.
2.60%, 9/1/16	$725	$737
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	399
		39,211
Utilities (4.9%)
Commonwealth Edison Co.
1.63%, 1/15/14	805	811
EDF SA
5.50%, 1/26/14 (a)	1,105	1,181
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,086
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	806
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	871
Plains All American Pipeline L.P./PAA Finance Corp.
4.25%, 9/1/12	1,140	1,163
Sempra Energy
2.00%, 3/15/14	915	927
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,028
		7,873
		97,904
Mortgage - Other (0.4%)
FDIC Structured Sale Guaranteed Notes
0.82%, 2/25/48 (a)(b)	596	595

Non-U.S. Government - Guaranteed (7.2%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (a)	2,300	2,339
Swedbank AB
2.90%, 1/14/13 (a)	5,900	6,042
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (a)	3,020	3,039
		11,420
U.S. Treasury Securities (3.1%)
U.S. Treasury Notes,
0.50%, 11/15/13	4,050	4,069
2.38%, 6/30/18	875	938
		5,007
Total Fixed Income Securities (Cost $156,349)		157,732

	Shares	Value (000)
Short-Term Investments (0.8%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	127,293	$127

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.02%, 3/22/12 (e)(f)(g)	$1,175	1,175
Total Short-Term Investments (Cost $1,302)		1,302
Total Investments (99.6%) (Cost $157,651) (h)+		159,034
Other Assets in Excess of Liabilities (0.4%)		644
Net Assets (100.0%)		$159,678

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2011.
(c)

For the three months ended December 31, 2011, there were no transactions in Citigroup, Inc., Asset Backed Security and Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2011.
(f)	All or a portion of the security was pledged as collateral for swap agreements.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $157,651,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,383,000 of which approximately $2,391,000 related to appreciated securities and approximately $1,008,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	135	$29,774	Mar-12	$14
U.S. Treasury 10 yr. Note	4	524	Mar-12	5

Short:
U.S. Treasury 5 yr. Note	96	(11,833)	Mar-12	(42)
				$(23)

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$7,050	3 Month LIBOR	Pay	11/15/21	$171	$830
Deutsche Bank	4,009	3 Month LIBOR	Receive	11/15/21	(280)	(1,367)
						$(537)

LIBOR	London Interbank Offered Rate.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,208	$—	$1,208
Agency Fixed Rate Mortgages	—	1,355	—	1,355
Asset-Backed Securities	—	37,331	—	37,331
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,196	—	2,196
Commercial Mortgage Backed Securities	—	716	—	716
Corporate Bonds	—	97,904	—	97,904
Mortgages - Other	—	595	—	595
Non-U.S. Government - Guaranteed	—	11,420	—	11,420
U.S. Treasury Securities	—	5,007	—	5,007
Total Fixed Income Securities	—	157,732	—	157,732
Short-Term Investments
Investment Company	127	—	—	127
U.S. Treasury Security	—	1,175	—	1,175
Total Short-Term Investments	127	1,175	—	1,302
Futures Contracts	19	—	—	19
Zero Coupon Swap Agreements	—	830	—	830
Total Assets	146	159,737	—	159,883
Liabilities:
Futures Contracts	(42)	—	—	(42)
Zero Coupon Swap Agreements	—	(1,367)	—	(1,367)
Total Liabilities	(42)	(1,367)	—	(1,409)
Total	$104	$158,370	$—	$158,474

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2011 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$96	$100
8.35%, 7/10/31 (a)	29	35
		135
Corporate Bonds (49.0%)
Finance (11.4%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	40	52
Aetna, Inc.
6.63%, 6/15/36	40	50
Aflac, Inc.
6.90%, 12/17/39	75	84
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	18
Allstate Corp. (The),
5.95%, 4/1/36	65	73
6.13%, 12/15/32	30	34
American Express Co.
8.13%, 5/20/19	45	58
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	53
Chubb Corp. (The)
6.50%, 5/15/38	30	39
Citigroup, Inc.,
5.85%, 12/11/34 (b)	225	223
6.88%, 3/5/38 (b)	30	33
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	59
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	106
General Electric Capital Corp.,
5.88%, 1/14/38, MTN	155	165
6.15%, 8/7/37	5	5
6.75%, 3/15/32	140	164
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	290	271
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	75
HSBC Holdings PLC
6.50%, 5/2/36	235	238
JPMorgan Chase & Co.
6.40%, 5/15/38	55	64
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	55	56
Lincoln National Corp.
6.30%, 10/9/37	20	21
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	175	167
MetLife, Inc.,
5.70%, 6/15/35	95	106
10.75%, 8/1/39	30	40
Principal Financial Group, Inc.
6.05%, 10/15/36	70	74

	Face Amount (000)	Value (000)
Protective Life Corp.
8.45%, 10/15/39	$50	$57
Prudential Financial, Inc., MTN
6.63%, 12/1/37	55	60
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	96
6.88%, 2/15/38	50	67
WellPoint, Inc.,
5.95%, 12/15/34	15	18
6.38%, 6/15/37	65	82
		2,708
Industrials (27.9%)
Agrium, Inc.
7.13%, 5/23/36	55	74
Alcoa, Inc.
5.95%, 2/1/37	20	19
Altria Group, Inc.,
9.95%, 11/10/38	45	69
10.20%, 2/6/39	80	125
Anadarko Petroleum Corp.
6.20%, 3/15/40	100	112
ArcelorMittal
7.00%, 10/15/39	30	28
AT&T, Inc.,
5.35%, 9/1/40	325	367
5.55%, 8/15/41	60	71
6.30%, 1/15/38	30	37
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	58
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	49
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	70
CBS Corp.
7.88%, 7/30/30	35	45
CenturyLink, Inc.,
Series P
7.60%, 9/15/39	120	118
Comcast Corp.
6.95%, 8/15/37	100	128
ConAgra Foods, Inc.
8.25%, 9/15/30	80	102
Corning, Inc.
7.25%, 8/15/36	85	103
COX Communications, Inc.
8.38%, 3/1/39 (a)	20	27
CSX Corp.
6.15%, 5/1/37	60	72
Daimler Finance North America LLC
8.50%, 1/18/31	65	91
Darden Restaurants, Inc.
6.80%, 10/15/37	50	57
Delhaize Group SA
5.70%, 10/1/40	105	108

	Face Amount (000)	Value (000)
Deutsche Telekom International Finance BV
8.75%, 6/15/30	$85	$119
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
6.35%, 3/15/40	40	46
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	75	106
Grupo Televisa SA
6.63%, 1/15/40	75	85
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	40	47
Hess Corp.
7.13%, 3/15/33	55	72
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	102
Home Depot, Inc.
5.88%, 12/16/36	140	176
Illinois Tool Works, Inc.
4.88%, 9/15/41 (a)	50	57
International Paper Co.
7.30%, 11/15/39	95	116
JC Penney Corp., Inc.
7.40%, 4/1/37	50	47
KLA-Tencor Corp.
6.90%, 5/1/18	45	52
Kohl’s Corp.
6.88%, 12/15/37	55	69
Koninklijke KPN N.V.
8.38%, 10/1/30	25	32
Koninklijke Philips Electronics N.V.
6.88%, 3/11/38	70	89
Kraft Foods, Inc.
6.88%, 1/26/39	150	201
Kroger Co. (The)
6.90%, 4/15/38	80	103
Lorillard Tobacco Co.
8.13%, 5/1/40	45	52
Lowe’s Cos., Inc.
6.65%, 9/15/37	45	58
Marathon Petroleum Corp.
6.50%, 3/1/41	100	114
Meccanica Holdings USA, Inc.
6.25%, 1/15/40 (a)	100	72
NBC Universal Media LLC
6.40%, 4/30/40	45	55
News America, Inc.
6.40%, 12/15/35	105	115
Petro-Canada,
5.95%, 5/15/35	55	63
6.80%, 5/15/38	100	130
Petrobras International Finance Co.
6.88%, 1/20/40	95	111
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	104
Quest Diagnostics, Inc.,
5.75%, 1/30/40	30	32
6.95%, 7/1/37	80	100

	Face Amount (000)	Value (000)
Qwest Corp.
6.88%, 9/15/33	$40	$40
Ralcorp Holdings, Inc.
6.63%, 8/15/39	90	93
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	31
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	40	55
Southern Copper Corp.
6.75%, 4/16/40	100	101
Talisman Energy, Inc.
6.25%, 2/1/38	45	54
Target Corp.
7.00%, 1/15/38	100	140
Telecom Italia Capital SA
7.20%, 7/18/36	105	87
Telefonica Europe BV
8.25%, 9/15/30	115	127
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	30
Time Warner Cable, Inc.
6.55%, 5/1/37	85	97
Time Warner, Inc.
7.70%, 5/1/32	195	255
Transocean, Inc.
6.80%, 3/15/38	80	81
Union Pacific Corp.
6.25%, 5/1/34	115	145
Vale Overseas Ltd.
6.88%, 11/21/36	50	57
Valero Energy Corp.,
6.63%, 6/15/37	65	70
9.38%, 3/15/19	40	51
Verizon Communications, Inc.,
5.85%, 9/15/35	120	144
8.95%, 3/1/39	115	185
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	56
Wal-Mart Stores, Inc.
6.50%, 8/15/37	35	48
Waste Management, Inc.
6.13%, 11/30/39	95	117
Williams Cos., Inc. (The)
7.75%, 6/15/31	39	49
Xerox Corp.
5.63%, 12/15/19	20	22
		6,635
Utilities (9.7%)
Columbus Southern Power Co.
6.60%, 3/1/33	30	39
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	97

	Face Amount (000)	Value (000)
Detroit Edison Co. (The)
6.35%, 10/15/32	$60	$78
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	32
EDF SA
5.60%, 1/27/40 (a)	30	31
Enbridge Energy Partners LP
7.50%, 4/15/38	50	67
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	81
Energy Transfer Partners LP,
7.50%, 7/1/38	60	69
9.00%, 4/15/19	40	48
Entergy Louisiana LLC
5.40%, 11/1/24	50	57
Enterprise Products Operating LLC
6.65%, 10/15/34	30	36
Exelon Generation Co., LLC
6.25%, 10/1/39	175	214
FirstEnergy Solutions Corp.
6.80%, 8/15/39	180	202
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	72
6.95%, 1/15/38	85	96
7.30%, 8/15/33	5	6
Nevada Power Co.
6.65%, 4/1/36	125	168
Nisource Finance Corp.
6.13%, 3/1/22	85	98
Ohio Power Co.
6.60%, 2/15/33	110	141
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	25	35
Oneok Partners LP
6.85%, 10/15/37	75	91
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	40	48
6.70%, 5/15/36	75	89
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	41
Sempra Energy
6.00%, 10/15/39	125	155
Spectra Energy Capital LLC
7.50%, 9/15/38	45	59
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	144
		2,294
		11,637
Municipal Bonds (6.7%)
American Municipal Power, Inc.
6.05%, 2/15/43	55	64
Bay Area Toll Authority
6.26%, 4/1/49	90	118

	Face Amount (000)	Value (000)
Chicago Board of Education
6.14%, 12/1/39	$50	$54
Chicago Transit Authority
6.20%, 12/1/40	85	96
City of New York, NY,
Series G-1
5.97%, 3/1/36	40	48
City of San Francisco, CA,
Public Utilities Commission Water Revenue
6.00%, 11/1/40	55	64
County of Clark N.V.
6.82%, 7/1/45	105	134
County of Cook
6.23%, 11/15/34	45	50
District of Columbia
5.59%, 12/1/34	65	79
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	83
Indianapolis Local Public Improvement Bond Bank
6.12%, 1/15/40	35	45
Los Angeles Unified School District
6.76%, 7/1/34	45	56
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	69
6.66%, 4/1/57	25	26
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	35	46
New York City Municipal Water Finance Authority
5.72%, 6/15/42	30	36
New York City Transitional Finance Authority
5.27%, 5/1/27	40	50
North Texas Tollway Authority
6.72%, 1/1/49	90	112
San Diego County Water Authority
6.14%, 5/1/49	25	32
State of California, General Obligation Bonds
7.55%, 4/1/39	160	197
State of Illinois
6.63%, 2/1/35	50	52
State of Washington
5.09%, 8/1/33	65	74
		1,585
Sovereign (2.9%)
Brazilian Government International Bond
8.25%, 1/20/34	210	318
Mexico Government International Bond
6.05%, 1/11/40	165	202
Panama Government International Bond
9.38%, 4/1/29	43	69
Peruvian Government International Bond
8.75%, 11/21/33	35	53

	Face Amount (000)	Value (000)
Republic of Italy
5.38%, 6/15/33	$55	$47
		689
U.S. Agency Security (2.6%)
Federal Home Loan Mortgage Corporation
6.75%, 3/15/31	417	629

U.S. Treasury Securities (36.3%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,060	1,192
3.75%, 8/15/41	525	618
3.88%, 8/15/40	1,880	2,254
4.25%, 11/15/40	1,500	1,913
5.50%, 8/15/28	1,305	1,842
6.75%, 8/15/26	530	819
		8,638
Total Fixed Income Securities (Cost $19,660)		23,313

	Shares
Short-Term Investments (0.8%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	14,557	15

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.02%, 3/22/12 (d)	$180	180
Total Short-Term Investments (Cost $195)		195
Total Investments (98.9%) (Cost $19,855) (e)+		23,508
Other Assets in Excess of Liabilities (1.1%)		260
Net Assets (100.0%)		$23,768

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

For the three months ended December 31, 2011, there were no transactions in Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(d)	Rate shown is the yield to maturity at December 31, 2011.
(e)	Securities are available for collateral in connection with open futures contracts and swap agreements.

+

At December 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $19,855,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,653,000 of which approximately $3,743,000 related to appreciated securities and approximately $90,000 related to depreciated securities.

MTN	Medium Term Note.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	5	$656	Mar-12	$7
U.S. Treasury Ultra Long Bond	3	480	Mar-12	(4)

Short:
U.S. Treasury 5 yr. Note	3	(370)	Mar-12	(1)
U.S. Treasury 30 yr. Bond	1	(145)	Mar-12	(2)
				$ (—@ )

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	1,090	$49
Bank of America	3 Month LIBOR	Receive	4.35	8/18/26	$1,460		(59)
Bank of America	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,375	(48)
Bank of America	3 Month LIBOR	Pay	4.15	8/18/31	$1,810		65
Barclays Capital	3 Month STIBOR	Pay	2.76	7/30/12	SEK	30,824	49
Barclays Capital	3 Month STIBOR	Pay	2.30	9/12/12	16,440		13
Barclays Capital	3 Month STIBOR	Receive	2.89	7/29/13	36,086		(55)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	1,115	71
Goldman Sachs	3 Month CDOR	Receive	2.70	7/15/15	2,740		(72)
							$13

Zero Coupon Swap Agreements:

The Portfolio had the following zero coupon swap agreements open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(44)	$(196)
Barclays Capital	995	3 Month LIBOR	Pay	11/15/19	25	109
						$(87)

@	Value is less than $500.
CDOR	Canadian Dealer Offered Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.
CAD	Canadian Dollar
EUR	Euro
SEK	Swedish Krona

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s investments as of December 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$135	$—	$135
Corporate Bonds	—	11,637	—	11,637
Municipal Bonds	—	1,585	—	1,585
Sovereign	—	689	—	689
U.S. Agency Security	—	629	—	629
U.S. Treasury Securities	—	8,638	—	8,638
Total Fixed Income Securities	—	23,313	—	23,313
Short-Term Investments
Investment Company	15	—	—	15
U.S. Treasury Security	—	180	—	180
Total Short-Term Investments	15	180	—	195
Futures Contracts	7	—	—	7
Interest Rate Swap Agreements	—	247	—	247
Zero Coupon Swap Agreements	—	109	—	109
Total Assets	22	23,849	—	23,871
Liabilities:
Futures Contracts	(7)	—	—	(7)
Interest Rate Swap Agreements	—	(234)	—	(234)
Zero Coupon Swap Agreements	—	(196)	—	(196)
Total Liabilities	(7)	(430)	—	(437)
Total	$15	$23,419	$—	$23,434

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Portfolio did not have any significant investments transfer between investment levels.

Notes to the Portfolio of Investments • December 31, 2011 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2012